UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06017

Julius Baer Global Equity Fund Inc.
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	July 31

Item 1. Schedule of Investments

JULIUS BAER GLOBAL EQUITY FUND INC.

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—80.7%
United States—30.1%
37,534	Activision Inc (4) *	642,207
6,170	Affiliated Managers Group (4) *	697,210
11,190	Akamai Technologies *	380,012
7,650	American Express	447,831
5,023	Apple Inc (4) *	661,831
14,843	ArthroCare Corp (4) *	751,353
9,120	AT&T Inc	357,139
7,026	Boeing Co	726,699
10,575	Carrizo Oil & Gas (4) *	386,728
10,348	Celgene Corp *	626,675
23,494	Century Casinos (4) *	206,982
21,308	Cheesecake Factory (4) *	524,603
18,290	Cisco Systems *	528,764
26,650	Colonial BancGroup	581,237
12,903	CR Bard	1,012,498
18,671	Daktronics Inc (4)	396,945
28,795	E*Trade Financial *	533,283
7,003	Genentech Inc *	520,883
18,940	General Electric	734,114
1,124	Google Inc - Class A (4) *	573,240
8,300	Guess? Inc	394,167
12,998	Hewlett-Packard	598,298
12,371	Hexcel Corp (4) *	268,946
4,370	Holly Corporation	294,494
4,789	IntercontinentalExchange Inc *	723,762
10,743	JPMorgan Chase	472,799
6,910	Laboratory Corp of America (4) *	510,304
16,712	Lowe’s Companies	468,103
13,356	Macqarie Infrastructure (4)	531,435
30,220	Marvell Technology *	543,960
8,984	Medco Health Solutions *	730,130
10,478	Medtronic Inc (4)	530,920
32,640	Mentor Graphics (4) *	392,006
13,244	Network Appliance *	375,335
9,682	NII Holdings - Class B (4) *	813,482
12,067	Nordstrom Inc	574,148
2,030	Polo Ralph Lauren (4)	181,381
8,708	Procter & Gamble	538,677
38,862	QLogic Corp *	516,476
5,097	RTI International Metals (4) *	403,886
16,886	Stericycle Inc (4) *	809,515
11,615	United Technologies	847,547
9,379	Wachovia Corp	442,783
12,386	Weight Watchers International	600,969
13,875	Whole Foods Market (4)	513,930
2,020	Wynn Resorts (4) *	195,051
		24,562,738
France—6.1%
133	Accor SA (1)	11,378
873	Aeroports de Paris (1)	98,210

1

2,266	Air Liquide (1)	292,467
721	Alstom (1)	129,725
2,531	BNP Paribas (1)	278,245
1,998	Bouygues SA (1)	159,595
715	Carrefour SA (1)	51,014
2,410	CIE de Saint-Gobain (1)	268,701
169	EDF Energies Nouvelles (1)	11,092
3,174	Electricite de France (1)	323,208
252	Eurazeo (1)	35,370
6,982	France Telecom (1)	187,516
618	Gaz de France (1)	28,796
119	Hermes International (1)	12,060
1,252	JC Decaux (1)	39,146
2,337	Lafarge SA (1)	394,218
474	Lagardere S.C.A. (1)	37,443
3,451	LVMH Moet Hennessy Louis Vuitton (1)	385,834
716	Neuf Cegetel (1)	28,273
337	Nexity (1)	25,590
902	Pernod-Ricard (1)	189,127
886	PPR (1)	155,539
260	Remy Cointreau (1)	18,977
656	Renault SA (1)	94,486
2,211	Sanofi-Aventis (1)	184,920
1,326	Societe Generale (1)	227,164
340	Sodexho Alliance (1)	22,384
3,906	Suez SA (1)	204,830
881	Thales SA (1)	50,427
7,604	Total SA (1)	601,718
871	Veolia Environnement (1)	64,554
2,212	Vinci SA (1)	158,198
3,082	Vivendi (1)	130,853
210	Wendel (1)	37,738
		4,938,796
United Kingdom—4.8%
8,106	Aegis Group (1)	20,587
2,564	Amec PLC (1)	32,675
3,571	Anglo American (1)	205,012
632	Arriva PLC (1)	10,056
2,050	BAE Systems (1)	17,324
9,534	BHP Billiton (1)	281,146
7,757	BP PLC (1)	90,099
5,283	Burberry Group (1)	67,397
26,081	Compass Group (1)	175,967
24,365	Diageo PLC (1)	496,594
1,651	Firstgroup PLC (1)	20,993
5,741	G4S PLC (1)	24,980
13,727	GlaxoSmithkline PLC (1)	350,282
380	Go-Ahead Group (1)	21,294
9,190	Highland Gold Mining (1) *	20,158
3,041	Intertek Group (1)	60,188
6,993	Kingfisher PLC (1)	30,182
898	Mondi PLC (1) *	7,879
709	National Express (1)	16,281
1,073	Peter Hambro Mining (1) *	20,726
4,003	Prudential PLC (1)	54,736

2

2,330	Reckitt Benckiser (1)	124,804
13,428	Rentokil Initial (1)	42,133
2,050	Rio Tinto (1)	148,019
14,620	Rolls-Royce Group (1) *	149,550
2,347	SABMiller PLC (1)	60,429
6,386	Scottish & Newcastle (1)	76,670
18,582	Smith & Nephew (1)	220,421
450	Smiths Group (1)	9,540
676	Smiths Group - Deferred Shares	0
3,998	Stagecoach Group (1)	16,842
22,317	Tesco PLC (1)	183,326
203,649	Vodafone Group (1)	618,179
7,663	William Hill (1)	92,897
719	Wolseley PLC (1)	15,646
7,060	WPP Group (1)	101,201
		3,884,213
Germany—4.5%
931	Aareal Bank (1)	44,390
243	Adidas AG (1)	14,803
2,904	Arcandor AG (1) *	89,399
1,186	Bilfinger Berger (1)	101,730
10,669	Commerzbank AG (1)	454,184
190	Continental AG (1)	27,211
3,337	DaimlerChrysler AG - Registered (1)	300,021
390	Deutsche Bank - Registered (1)	52,913
876	Deutsche Boerse (1)	100,850
11,098	Deutsche Post - Registered (1)	323,631
1,470	Deutsche Postbank (1)	113,467
2,272	E.ON AG (1)	358,575
6,488	Fraport AG (1)	440,306
1,443	Fresenius Medical Care (1)	67,864
2,466	Fresenius SE (1)	181,933
1,857	Henkel KGaA (1)	90,752
2,191	Hypo Real Estate (1)	133,892
1,655	IKB Deutsche Industriebank (1) (4)	40,586
1,427	IVG Immobilien (1)	52,040
178	Landesbank Berlin (1) *	1,552
143	Merck KGaA (1)	17,845
232	MTU Aero Engines (1)	15,802
42	Puma AG (1)	16,849
467	Rheinmetall AG (1)	41,507
3,724	Rhoen-Klinikum AG (1)	106,770
830	RWE AG (1)	87,695
3,456	Siemens AG - Registered (1)	434,476
		3,711,043
Switzerland—3.3%
321	Adecco SA (1)	22,210
302	BKW FMB Energie (1)	31,365
4,415	Compagnie Financiere Richemont (1)	276,307
1,908	Credit Suisse - Registered (1)	124,375
383	Dufry Group (1)	40,858
330	Flughafen Zuerich - Registered (1)	142,172
21	Givaudan SA - Registered (1)	19,642
2,585	Holcim Ltd (1)	273,895
1,609	Nestle SA - Registered (1)	613,882

3

6,167	Novartis AG - Registered (1)	332,696
2,085	Roche Holding (1)	368,743
100	SGS SA (1)	120,708
660	Swatch Group (1)	198,179
148	Syngenta AG - Registered (1)	27,902
1,290	UBS AG - Registered (1)	71,469
		2,664,403
Russia—3.1%
400	AvtoVAZ GDR	74,192
1,075	CTC Media (4) *	26,262
1	Evrocement (3) *	17,050
12,024	Gazprom ADR (4)	521,842
440	Gazpromneft	1,848
1,363	LUKOIL ADR	109,722
830	MMC Norilsk Nickel ADR (4)	195,556
17,416	NovaTek OAO	90,563
880	NovaTek OAO Sponsored GDR - Registered Shares (1)	47,064
159	Open Investments (3) *	46,667
2,423	Pharmstandard GDR (3) * †	40,924
1,572	Polyus Gold ADR (4)	62,880
691	Rosneft Oil	5,763
30,034	Rosneft Oil GDR (1)	248,808
68,000	Sberbank RF	282,200
6,961	Sistema Hals GDR * †	87,430
22,843	TNK-BP	45,001
2,336	Unified Energy System GDR (1) *	319,201
5,300	Uralsvyazinform ADR (4)	63,282
1	VolgaTelecom ADR (4) * †	10
10,729	VTB Bank GDR * †	114,264
1,680	Wimm-Bill-Dann Foods ADR	157,920
		2,558,449
Japan—2.9%
260	Acom Co (1)	9,253
576	Aeon Credit Service (1)	8,124
330	Aiful Corp (1)	8,261
899	Aisin Seiki (1)	35,427
630	Bank of Kyoto (1)	8,464
3,300	Bank of Yokohama (1)	22,889
3,300	Bosch Corp (1)	17,120
1,647	Canon Inc (1)	87,067
2,135	Chiba Bank (1)	17,957
365	Credit Saison (1)	8,890
1,313	Daihatsu Motor (1)	13,318
562	Daikin Industries (1)	21,811
1,707	Daiwa Securities (1)	17,999
1,341	Denso Corp (1)	50,225
3	Dentsu Inc (1)	7,615
6	East Japan Railway (1)	44,332
548	Eisai Co (1)	22,999
390	Fanuc Ltd (1)	42,142
11	Fuji Television Network (1)	22,135
2,118	Fujitsu Ltd (1)	13,970
2,536	Fukuoka Financial (1) *	16,118
1,140	Gunma Bank (1)	7,550
1,840	Honda Motor (1)	66,177

4

386	Hoya Corp (1)	12,227
232	Ibiden Co (1)	16,897
1,969	Itochu Corp (1)	24,592
13	Japan Tobacco (1)	66,180
529	JS Group (1)	10,030
520	JSR Corp (1)	13,025
2	KDDI Corp (1)	13,239
40	Keyence Corp (1)	8,562
1,699	Kubota Corp (1)	14,109
211	Kyocera Corp (1)	20,298
465	Makita Corp (1)	21,227
4,391	Matsushita Electric Industrial (1)	79,720
1,405	Mitsubishi Electric (1)	14,982
14	Mitsubishi UFJ Financial (1)	148,703
1,400	Mitsubishi UFJ Securities (1)	15,021
714	Mitsui Fudosan (1)	18,600
13	Mizuho Financial (1)	91,398
708	NGK Spark Plug (1)	12,810
1,840	NHK Spring (1)	16,485
184	Nintendo Co (1)	89,650
2,434	Nippon Electric Glass (1)	37,923
9	Nippon Telegraph & Telephone (1)	39,082
1,290	Nissan Motor (1)	13,651
890	Nitto Denko (1)	46,513
1,598	Nomura Holdings (1)	30,329
2,145	NSK Ltd (1)	20,472
26	NTT DoCoMo (1)	35,914
63	ORIX Corp (1)	15,115
337	Promise Co (1)	9,047
969	Ricoh Co (1)	20,955
2	Sapporo Hokuyo (1)	21,403
14,630	Seiyu Ltd (1) *	15,449
450	Seven & I (1)	12,591
1,136	Sharp Corp (1)	19,552
800	Shizuoka Bank (1)	8,011
1,230	Sony Corp (1)	64,746
1,040	Stanley Electric (1)	24,582
3,970	Sumitomo Chemical (1)	29,554
688	Sumitomo Corp (1)	13,246
885	Sumitomo Electric Industries (1)	14,488
2,163	Sumitomo Metal Industries (1)	12,510
9	Sumitomo Mitsui Financial (1)	81,303
1,566	Sumitomo Trust & Banking (1)	13,215
1,250	Suruga Bank (1)	15,483
2,833	Suzuki Motor (1)	82,069
460	Takata Corp (1)	15,323
386	Takeda Pharmaceutical (1)	25,075
573	Takefuji Corp (1)	17,740
1,480	Toppan Printing (1)	15,959
1,405	Toray Industries (1)	11,171
3,198	Toyota Motor (1)	192,530
435	Yamada Denki (1)	43,322
892	Yamaha Motor (1)	25,002
983	Yamato Holdings (1)	14,584
913	Yokogawa Electric (1)	12,335
		2,347,842

5

Hungary—2.5%
53,197	Magyar Telekom Telecommunications (1)	274,393
1,357	MOL Hungarian Oil and Gas (1)	210,551
24,907	OTP Bank (1)	1,411,659
778	Richter Gedeon (1)	158,856
		2,055,459
Poland—2.5%
607	Bank BPH (1)	211,824
2,510	Bank Handlowy w Warszawie (1)	101,775
12,960	Bank Millenium (1)	60,689
4,382	Bank Pekao (1)	405,890
1,980	Bank Zachodni WBK (1)	195,216
120	BRE Bank (1) *	22,090
1,943	Budimex SA (1) *	73,686
210	ING Bank Slaski (1)	73,541
508	Opoczno SA (1) *	9,382
21,989	PKO Bank Polski (1)	462,516
47,430	Polish Oil & Gas (1)	83,420
20,837	Polski Koncern Miesny Duda (1) *	89,810
30,125	Telekomunikacja Polska (1)	238,473
		2,028,312
Netherlands—1.9%
992	Heineken NV (1)	62,942
5,227	ING Groep (1)	221,206
15,555	KKR Private Equity Investors	314,211
4,638	Koninklijke Ahold (1) *	58,808
756	Koninklijke Vopak (1)	43,870
5,668	Royal KPN (1)	87,545
2,518	Royal Philips Electronics (1)	101,531
6,836	TNT NV (1)	292,421
10,255	Unilever NV (1)	309,587
1,500	X 5 Retail GDR - Registered (1) *	46,159
		1,538,280
Italy—1.5%
1,299	Assicurazioni Generali (1)	50,878
11,630	Banca CR Firenze (1)	102,575
6,190	Banca Popolare di Milano (1)	88,995
3,142	Banco Popolare Scarl (1) *	77,937
1,939	Bulgari SpA (1)	28,133
5,631	Buzzi Unicem (1)	174,542
16,077	Capitalia SpA (1)	151,150
3,646	Credito Emiliano (1)	50,082
2,462	ENI SpA (1)	85,987
850	Finmeccanica SpA (1)	25,570
3,618	Geox SpA (1)	66,811
20,590	Intesa Sanpaolo (1)	145,349
573	Luxottica Group (1)	20,796
8,387	Telecom Italia (1)	22,373
14,370	UniCredito Italiano (1)	121,267
1,830	Unione di Banche Italiane (1)	45,030
		1,257,475
Finland—1.5%
499	Elisa Oyj - Class A (1)	14,183
7,504	Fortum Oyj (1)	241,889

6

1,182	Kemira Oyj (1)	25,391
407	Kesko Oyj - Class B (1)	21,675
10,658	Nokia Oyj (1)	305,020
309	Nokian Renkaat (1)	10,159
4,497	Orion Oyj - Class B (1)	118,672
410	Outotec Oyj (1)	24,235
4,754	Ramirent Oyj (1)	131,920
2,858	Sampo Oyj - Class A (1)	85,757
1,075	Sanoma-WSOY Oyj - Class B (1)	34,566
871	Stockmann Oyj - Class B (1)	40,223
5,035	YIT Oyj (1)	160,612
		1,214,302
Austria—1.4%
578	CA Immo Anlagen (1) *	14,844
2,792	Erste Bank der Oesterreichischen Sparkassen (1)	210,447
626	Flughafen Wien (1)	65,460
5,404	Immoeast AG (1) *	70,170
2,753	OMV AG (1)	171,379
1,729	Raiffeisen International Bank (1)	263,418
3,972	Telekom Austria (1)	96,599
1,863	Wiener Staedtische Versicherung (1)	131,402
2,048	Wienerberger AG (1)	142,135
		1,165,854
Sweden—1.4%
1,342	Getinge AB - Class B (1)	29,639
1,239	Hennes & Mauritz - Class B (1)	71,679
737	Modern Times - Class B (1)	45,234
14,036	Nordea AB (1)	225,562
1,727	OMX AB (1)	53,250
7,416	Skandinaviska Enskilda Banken (1)	252,998
2,313	Skanska AB - Class B (1)	49,580
3,150	Svenska Cellulosa (1)	55,723
7,639	Swedbank AB (1)	279,759
9,138	Telefonaktiebolaget LM Ericsson - Class B (1)	34,237
2,699	TeliaSonera AB (1)	20,446
		1,118,107
Australia—1.4%
11,239	BHP Billiton (1)	359,721
3,791	Brambles Ltd (1) *	35,678
4,990	Fairfax Media (1)	20,587
79,631	Macquarie Airports (1)	294,962
9,368	Newcrest Mining (1)	198,170
800	Publishing & Broadcasting (1)	12,583
2,478	Rio Tinto (1)	195,339
		1,117,040
Czech Republic—1.2%
5,013	Komercni Banka (1)	995,440

Belgium—1.2%
2,652	Fortis (1)	105,417
533	Groupe Bruxelles Lambert (1)	64,730
3,500	KBC Ancora (1)	375,759
3,187	KBC Groep (1)	414,776
		960,682

7

Mexico—1.1%
16,170	America Movil SAB de CV - Class L	48,474
4,350	America Movil SAB de CV ADR - Class L	260,478
4,158	Controladora Comercial Mexicana	11,477
23,590	Corporacion Moctezuma	77,573
530	Desarrolladora Homex ADR (4) *	29,956
2,917	Fomento Economico Mexicano ADR	107,987
864	Grupo Aeroportuario del Sureste ADR (4)	45,421
35,112	Grupo Financiero Banorte	156,442
3,747	Grupo Televisa ADR	94,612
16,767	Urbi Desarrollos Urbanos *	70,875
		903,295
Canada—1.0%
2,760	Eldorado Gold *	12,537
12,757	Ivanhoe Mines *	183,992
1,271	Kinross Gold *	16,427
1,536	Potash Corp of Saskatchewan	123,268
7,993	Ultra Petroleum *	440,894
		777,118
Turkey—0.8%
5,174	Acibadem Saglik Hizmetleri ve Ticaret (1)	36,145
6,861	Anadolu Sigorta (1)	12,362
65,416	Dogan Sirketler Grubu (1) *	142,976
7,052	Haci Omer Sabanci (1)	39,193
30,611	Turkiye Garanti Bankasi (1)	209,205
37,158	Turkiye Is Bankasi (1)	203,507
1,520	Yapi Kredi Sigorta (1)	15,370
		658,758
Hong Kong—0.7%
18,590	Belle International Holdings (1) *	21,241
30,547	China Merchants Holdings International (1)	148,130
16,000	Clear Media (1) *	16,255
64,630	Emperor Entertainment Hotel (1)	16,829
18,038	Galaxy Entertainment (1) *	18,247
55,810	GOME Electrical Appliances (1)	90,584
8,759	Hutchison Telecommunications International (1)	10,861
50,200	Melco International Development (1)	72,549
90,609	Shun Tak (1)	140,470
54,600	Texwinca Holdings (1)	47,404
		582,570
Cyprus—0.7%
1,911	AFI Development GDR * †	18,346
18,923	Bank of Cyprus (1)	330,859
16,710	Marfin Popular Bank Public (1)	221,035
		570,240
Norway—0.7%
690	Cermaq ASA (1)	12,701
1,583	DnB NOR (1)	21,014
35,450	Marine Harvest (1) *	44,238
7,722	Norsk Hydro (1)	296,914
5,252	Orkla ASA (1)	99,834
723	Storebrand ASA (1)	10,955
4,135	Telenor ASA (1) *	75,575
		561,231
Romania—0.7%
17,010	BRD-Groupe Societe Generale	201,864

8

90,930	Impact SA *	46,078
1,207,713	SNP Petrom	287,694
		535,636
Ukraine—0.5%
1,918	Ukrnafta Oil (1)	184,036
1,096,759	UkrTelecom (3) *	251,032
		435,068
China—0.4%
160,622	Beijing Capital International Airport - Class H (1)	267,159
300	China Communications Construction - Class H (1) *	675
21,920	Weiqiao Textile - Class H (1)	46,693
49,040	Wumart Stores - Class H (2) (3) *	34,464
		348,991
South Korea—0.4%
510	Hyundai Motor (1)	44,847
46	NHN Corp (1) *	8,443
422	Samsung Electronics (1)	277,794
		331,084
Greece—0.4%
5,041	Hellenic Telecommunication Organization (1)	153,042
18,440	Marfin Investment Group (1)	174,974
		328,016
Denmark—0.4%
280	ALK-Abello (1)	58,331
479	Carlsberg A/S - Class B (1)	61,726
180	FLSmidth & Co A/S (1)	15,900
1,130	Novo-Nordisk - Class B (1)	119,022
84	Rockwool International - Class B (1)	27,189
316	Vestas Wind Systems (1) *	20,945
		303,113
Croatia—0.3%
102	Atlantska Plovidba	43,905
528	Dom Holding *	21,344
84	Ericsson Nikola Tesla	56,500
205	FIMA Validus *	7,481
18	Institut Gradevinarstva Hrvatske *	44,127
492	Podravka Prehrambena Industija *	52,945
347	Proficio Dd *	4,955
32	Viadukt Dd *	18,565
		249,822
India—0.3%
2,535	State Bank of India GDR (1)	244,069

Spain—0.2%
393	Gamesa Corporacion Tecnologica (1)	15,851
479	Inditex SA (1)	28,729
6,228	Telefonica SA (1)	145,472
		190,052
Multinational—0.2%
1,508	Central European Media Enterprises - Class A (4) *	139,460
450	Millicom International Cellular (4) *	36,135
		175,595
Portugal—0.2%
3,336	Energias de Portugal (1)	18,992
22,060	Jeronimo Martins (1)	131,569
		150,561

9

Thailand—0.1%
12,420	Bangkok Bank - Foreign Registered Shares (1)	46,788
2,490	Bangkok Bank NVDR (1)	9,362
65,900	Bank of Ayudhya - Foreign Registered Shares	51,906
41,863	Krung Thai Bank NVDR (1)	14,509
		122,565
Ireland—0.1%
20,332	Dragon Oil (1) *	92,349

Philippines—0.1%
1,848	Ayala Corp (1)	21,350
56,604	Ayala Land (1)	20,780
8,985	Bank of the Philippine Islands (1)	12,957
		55,087
Indonesia—0.1%
7,268	Semen Gresik Persero (1)	41,291

Estonia—0.0%
19,076	Tallink Group *	36,035

Brazil—0.0%
791	Diagnosticos da America (1)	19,286

Taiwan—0.0%
1,510	Taiwan Semiconductor Manufacturing Sponsored ADR	15,327

South Africa—0.0%
359	Mondi Limited (1) *	3,093

TOTAL COMMON STOCKS (Cost $60,730,911)		65,848,687

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—1.1%
India—1.1%
3,267	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	73,233
14,566	Canara Bank, Issued by Citigroup, Expires 01/19/2009	104,661
640	ICICI Bank, Issued by ABN Amro Bank, Expires 06/30/2009	14,736
1,449	ICICI Bank, Issued by Citigroup, Expires 01/19/2009	33,062
7,221	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012 * †	23,381
3,356	Idea Cellular Ltd, Issued by CLSA, Expires 03/02/2012 * †	10,806
3,481	Idea Cellular Ltd, Issued by Lehman, Expires 03/26/2012 *	11,177
3,136	India Cements Ltd, Issued by ABNA, Expires 06/30/2009 * †	16,997
4,314	State Bank of India, Issued by Citigroup, Expires 01/19/2009 †	198,603
7,339	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	354,826
61	State Bank of India, Issued by Deutsche Bank, Expires 09/20/2007 †	2,942
473	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	15,180

TOTAL WARRANTS (Cost $576,909)		859,604

10

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—0.6%
Brazil—0.3%
5,880	Cia Vale do Rio Doce (1)	249,002
Germany—0.2%
133	Fresenius SE (1)	10,572
640	Henkel KGaA (1)	34,554
2,063	ProsiebenSat.1 Media (1)	74,564
		119,690
Russia—0.1%
98	Silvinit (3)	25,676
24,975	URSA Bank (3)	57,442
		83,118
Croatia—0.0%
320	Adris Grupa	34,615

TOTAL PREFERRED STOCKS (Cost $426,174)		486,425

			Market
Face			Value
Value	Currency	Description	(Note 2)
STRUCTURED NOTES—0.3%
Philippines—0.3%
8	USD	Phillippines Notes, due 10/17/2008 Zero Coupon (Cost $182,308) * †	262,718

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.8%
India—0.6%
28,256	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 †	479,301
Romania—0.2%
19,500	SIF 1 Banat Crisana Arad	34,205
21,000	SIF 2 Moldova Bacau	33,198
32,000	SIF 3 Transilvania Brasov *	37,283
29,000	SIF 4 Muntenia Bucuresti	33,788
18,500	SIF 5 Oltenia Craiova	35,576

TOTAL INVESTMENT FUNDS (Cost $456,361)		653,351

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
United States—0.0%
		US Treasury Bill
25,000	USD	4.510% due 09/06/2007	24,887

11

Share		Value
Amount	Description	(Note 2)
RIGHTS—0.0%
Romania—0.0%
90,930	Impact SA Rights, Expires TBD (Cost $0)	1,182

		Market
Face		Value
Value	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—11.2%
United States—11.2%
9,116,737	Navigator Securities Lending Prime Portfolio (Cost $9,116,737)	9,116,737

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—8.2%
United States—8.2%
6,694,170	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $6,694,824 and an effective yield of 3.52%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.50%, a maturity of 12/01/2020 and an aggregate market value of $6,829,488. (Cost $6,694,170)	6,694,170

TOTAL INVESTMENTS — 102.9% (Cost $78,208,457)			83,947,761
Other Assets and Liabilities (NET) — (2.9%)			(2,351,729)
TOTAL NET ASSETS — 100.0%			$81,596,032

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of directors.
(2)	Security valued at fair value as determined by the policies approved by the board of directors.
(3)	Illiquid security
(4)	All or a portion of this security was on loan to brokers at July 31, 2007.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $78,324,729.

12

Julius Baer Global Equity Fund Inc.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/01/2007	AUD	15,350	13,152	13,068	$84
08/02/2007	AUD	9,077	7,778	7,784	(6)
08/02/2007	HUF	4,782,241	26,047	26,070	(23)
08/31/2007	JPY	119,012,588	1,003,336	990,739	12,597
08/01/2007	KRW	13,663,937	14,863	14,867	(4)
08/02/2007	MXN	592,841	54,183	54,232	(49)
08/02/2007	PLN	343,810	124,211	124,623	(412)

Net unrealized appreciation on forward foreign exchange contracts to buy					$12,187

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/24/2007	CZK	4,628,149	226,885	218,118	$(8,767)
10/31/2007	EUR	884,961	1,214,660	1,218,038	3,378
09/24/2007	HUF	14,730,036	79,964	79,279	(685)
09/24/2007	PLN	405,931	146,802	144,254	(2,548)
09/21/2007	TRY	145,474	111,897	108,360	(3,537)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(12,159)

Glossary of Currencies

AUD	— Australian Dollar
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
PLN	— Polish Zloty
TRY	— Turkish Lira
USD	— United States Dollar

1

Julius Baer Funds

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

At July 31, 2007, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	24.4%	$19,915,876
Industrials	10.7	8,715,630
Consumer Discretionary	8.8	7,218,454
Healthcare	8.7	7,059,216
Information Technology	7.9	6,424,740
Consumer Staples	5.4	4,411,422
Energy	5.3	4,309,388
Telecommunications	5.0	4,075,822
Materials	4.9	4,011,270
Utilities	2.4	1,970,150
Cash & Cash Equivalents	19.4	15,835,793	*
Total Investments	102.9	83,947,761
Other Assets and Liabilities (Net)	(2.9)	(2,351,729	)*
Net Assets	100.0%	$81,596,032

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $4,414,232 and notional market value for futures, which is 5.41% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—91.7%
France—10.4%
101,564	Accor SA (1) (2)	8,688,688
497,143	Aeroports de Paris (1) (2)	55,927,288
1,154,436	Air Liquide (1)	149,000,307
189,946	Alstom (1)	34,175,893
1,257,576	BNP Paribas (1) (2)	138,251,412
1,008,435	Bouygues SA (1)	80,551,275
351,179	Carrefour SA (1)	25,056,225
1,192,181	CIE de Saint-Gobain (1)	132,921,419
81,434	EDF Energies Nouvelles (1) (2)	5,344,596
1,611,991	Electricite de France (1)	164,149,033
133,390	Eurazeo (1) (2)	18,721,962
3,840,947	France Telecom (1)	103,156,689
399,933	Gaz de France (1) (2)	18,635,229
1,905,570	Havas SA (1) (2)	10,594,107
94,793	Hermes International (1) (2)	9,606,677
776,232	JC Decaux (1) (2)	24,270,492
161,541	Kaufman & Broad (1) (2)	9,665,391
1,135,848	Lafarge SA (1)	191,601,279
303,045	Lagardere S.C.A. (1)	23,938,852
1,804,033	LVMH Moet Hennessy Louis Vuitton (1) (2)	201,697,117
479,412	Neuf Cegetel (1) (2)	18,930,430
143,254	Nexity (1) (2)	10,878,067
452,999	Pernod-Ricard (1) (2)	94,982,487
457,070	PPR (1)	80,239,681
158,704	Remy Cointreau (1) (2)	11,583,620
215,874	Renault SA (1)	31,093,197
1,155,468	Sanofi-Aventis (1)	96,639,091
702,643	Societe Generale (1)	120,373,239
161,857	Sodexho Alliance (1)	10,656,038
2,110,960	Suez SA (1)	110,698,198
402,856	Thales SA (1)	23,058,708
4,360,320	Total SA (1)	345,040,074
368,881	Veolia Environnement (1) (2)	27,339,697
1,147,376	Vinci SA (1)	82,058,162
1,990,514	Vivendi (1)	84,511,577
23,794	Vranken Pommery Monopole (1)	1,895,439
78,860	Wendel (1)	14,171,478
		2,570,103,114
United Kingdom—8.7%
7,060,145	Aegis Group (1)	17,930,960
1,283,186	Amec PLC (1)	16,352,771
2,076,084	Anglo American (1)	119,188,242
778,662	Arriva PLC (1)	12,390,127
1,628,031	BAE Systems (1)	13,757,872
5,104,018	BHP Billiton (1)	150,511,377
2,152,109	BP PLC (1)	24,997,208
2,679,507	Burberry Group (1)	34,183,539
1,873,767	Ceres Power (1) *	13,640,455
14,121,095	Compass Group (1)	95,273,975

11,514,635	Diageo PLC (1)	234,684,920
817,238	Firstgroup PLC (1)	10,391,313
2,752,647	G4S PLC (1)	11,977,353
7,730,946	GlaxoSmithkline PLC (1)	197,276,412
192,598	Go-Ahead Group (1)	10,792,461
6,558,611	Highland Gold Mining (1) *	14,386,099
1,178,029	Intertek Group (1)	23,315,610
2,549,191	Kingfisher PLC (1)	11,002,386
570,352	Mondi PLC (1) *	5,003,912
320,183	National Express (1)	7,352,423
660,020	Peter Hambro Mining (1) *	12,749,160
2,479,401	Prudential PLC (1)	33,902,477
6,163,648	QinetiQ PLC (1)	21,633,222
1,612,571	Reckitt Benckiser (1)	86,375,643
5,935,581	Rentokil Initial (1)	18,624,254
1,058,854	Rio Tinto (1)	76,453,874
7,746,698	Rolls-Royce Group (1) *	79,241,934
612,019	SABMiller PLC (1)	15,757,930
2,351,700	Scottish & Newcastle (1)	28,234,230
11,389,157	Smith & Nephew (1)	135,098,685
373,912	Smiths Group (1)	7,926,796
560,869	Smiths Group - Deferred Shares	0
1,850,910	Stagecoach Group (1)	7,797,364
13,624,259	Tesco PLC (1)	111,918,529
120,148,126	Vodafone Group (1)	364,711,304
3,345,744	William Hill (1)	40,559,835
607,022	Wolseley PLC (1)	13,209,417
4,403,821	WPP Group (1)	63,125,995
2,227,414	Xchanging Ltd (1) *	12,035,302
		2,153,765,366
Germany—8.0%
906,648	Aareal Bank (1)	43,230,083
195,198	Adidas AG (1)	11,891,307
881,773	Arcandor AG (1) (2) *	27,145,316
608,641	Bilfinger Berger (1)	52,206,406
5,983,179	Commerzbank AG (1)	254,706,410
90,063	Continental AG (1)	12,898,650
1,386,693	Curanum AG (1)	12,771,686
1,700,644	DaimlerChrysler AG - Registered (1)	152,900,302
184,016	Demag Cranes (1)	8,814,776
201,517	Deutsche Bank - Registered (1)	27,340,830
297,625	Deutsche Beteiligungs (1)	10,783,881
489,175	Deutsche Boerse (1)	56,316,542
5,980,065	Deutsche Post - Registered (1)	174,386,030
560,659	Deutsche Postbank (1)	43,276,318
526,317	Deutsche Wohnen (1)	21,564,977
114,826	DIC Asset (1)	3,615,892
1,206,376	E.ON AG (1)	190,394,240
3,090,158	Fraport AG (1) (2)	209,712,338
841,095	Fresenius Medical Care (1)	39,556,432
794,018	Fresenius SE (1)	58,580,040
1,106,040	Henkel KGaA (1)	54,052,577
1,078,129	Hypo Real Estate (1)	65,884,360
802,708	IKB Deutsche Industriebank (1) (2)	19,684,866

100,019	Interhyp AG (1) (2)	11,543,951
531,744	IVG Immobilien (1) (2)	19,391,657
66,057	Landesbank Berlin (1) *	576,000
308,758	Marseille-Kliniken AG (1)	7,257,966
1,832,860	Medicilin AG (1) *	9,570,131
145,299	Merck KGaA (1)	18,131,728
217,455	Metro AG (1)	16,847,656
159,952	MTU Aero Engines (1)	10,894,448
127,231	MVV Energie (1)	5,164,353
532,355	Prakitker Bau-Und Heimwerkermaerkte (1)	23,211,830
10,324	Puma AG (1)	4,141,517
247,761	Rheinmetall AG (1)	22,021,243
1,098,566	Rhoen-Klinikum AG (1)	31,496,735
382,812	RWE AG (1)	40,446,710
1,685,362	Siemens AG - Registered (1)	211,877,932
173,814	Wacker Construction Equipment (1) *	5,986,117
		1,990,274,233
Switzerland—6.0%
232,601	Adecco SA (1) (2)	16,093,449
130,657	BKW FMB Energie (1)	13,569,595
2,281,725	Compagnie Financiere Richemont (1)	142,798,625
1,030,299	Credit Suisse - Registered (1)	67,161,317
422,648	Dufry Group (1)	45,087,608
136,505	Flughafen Zuerich - Registered (1)	58,809,621
17,807	Givaudan SA - Registered (1)	16,655,429
1,272,183	Holcim Ltd (1)	134,794,650
859,293	Nestle SA - Registered (1)	327,846,314
3,631,062	Novartis AG - Registered (1)	195,887,868
1,232,331	Roche Holding (1)	217,944,218
37,619	SGS SA (1) (2)	45,409,026
464,993	Swatch Group (1)	139,624,256
122,031	Syngenta AG - Registered (1)	23,006,306
420,590	UBS AG - Registered (1)	23,301,693
378,145	Unilabs (1) *	14,420,679
		1,482,410,654
Japan—5.4%
261,890	Acom Co (1) (2)	9,320,026
465,349	Aeon Credit Service (1)	6,563,581
291,700	Aiful Corp (1) (2)	7,302,310
421,927	Aisin Seiki (1)	16,627,058
361,726	Bank of Kyoto (1) (2)	4,859,552
2,052,686	Bank of Yokohama (1)	14,237,589
1,107,556	Bosch Corp (1) (2)	5,745,974
1,034,488	Canon Inc (1)	54,687,393
1,230,000	Chiba Bank (1)	10,345,101
262,147	Credit Saison (1)	6,385,110
631,000	Daihatsu Motor (1)	6,400,129
199,300	Daikin Industries (1)	7,734,613
795,458	Daiwa Securities (1)	8,387,581
528,906	Denso Corp (1)	19,809,459
1,347	Dentsu Inc (1)	3,419,222
3,148	East Japan Railway (1)	23,259,581
282,500	Eisai Co (1)	11,856,325
171,600	Exedy Corp (1)	5,128,711

177,900	Fanuc Ltd (1)	19,223,373
4,086	Fuji Television Network (1)	8,221,951
1,059,000	Fujitsu Ltd (1)	6,984,747
1,365,000	Fukuoka Financial (1) *	8,675,592
1,093,000	Gunma Bank (1)	7,238,375
1,045,452	Honda Motor (1)	37,600,432
558,132	Hoya Corp (1)	17,679,582
180,860	Ibiden Co (1)	13,172,396
677,297	Itochu Corp (1)	8,459,305
7,661	Japan Tobacco (1)	39,000,393
331,931	JS Group (1)	6,293,738
297,728	JSR Corp (1)	7,457,376
1,478	KDDI Corp (1)	9,783,521
22,990	Keyence Corp (1)	4,921,015
1,224,148	Koito Manufacturing (1)	14,208,198
1,149,269	Kubota Corp (1)	9,544,092
100,900	Kyocera Corp (1)	9,706,447
309,132	Makita Corp (1)	14,111,883
2,465,151	Matsushita Electric Industrial (1)	44,755,419
677,000	Mitsubishi Electric (1)	7,219,002
7,520	Mitsubishi UFJ Financial (1)	79,874,760
439,728	Mitsubishi UFJ Securities (1)	4,718,037
307,022	Mitsui Fudosan (1)	7,998,114
8,338	Mizuho Financial (1)	58,621,402
292,553	NGK Spark Plug (1)	5,293,403
755,133	NHK Spring (1)	6,765,554
71,086	Nintendo Co (1)	34,635,043
1,159,314	Nippon Electric Glass (1)	18,062,810
5,032	Nippon Telegraph & Telephone (1)	21,851,292
905,126	Nissan Motor (1)	9,578,232
516,131	Nitto Denko (1)	26,974,123
697,049	Nomura Holdings (1)	13,229,458
935,000	NSK Ltd (1)	8,923,510
15,923	NTT DoCoMo (1)	21,994,695
47,570	ORIX Corp (1)	11,412,766
278,580	Promise Co (1) (2)	7,478,369
1,747	Resona Holdings (1)	3,747,175
761,000	Ricoh Co (1)	16,457,110
485	Sapporo Hokuyo (1)	5,190,100
2,222,625	Seiyu Ltd (1) (2) *	2,347,045
169,841	Seven & I (1)	4,752,191
479,000	Sharp Corp (1)	8,244,068
454,603	Shizuoka Bank (1)	4,552,495
740,708	Sony Corp (1)	38,990,257
443,688	Stanley Electric (1)	10,487,175
2,103,000	Sumitomo Chemical (1)	15,655,565
360,152	Sumitomo Corp (1)	6,933,965
713,700	Sumitomo Electric Industries (1)	11,683,351
1,345,175	Sumitomo Metal Industries (1)	7,779,861
5,715	Sumitomo Mitsui Financial (1)	51,627,098
1,777,653	Sumitomo Trust & Banking (1)	15,001,251
425,000	Suruga Bank (1)	5,264,217
1,474,700	Suzuki Motor (1)	42,720,684
231,279	Takata Corp (1)	7,704,076

318,800	Takeda Pharmaceutical (1)	20,709,994
277,950	Takefuji Corp (1)	8,605,397
434,000	Toppan Printing (1)	4,680,006
1,135,431	Toray Industries (1)	9,027,717
1,787,089	Toyota Motor (1)	107,588,626
146,900	Ulvac Inc (1) (2)	5,951,974
348,680	Yamada Denki (1)	34,725,040
589,800	Yamaha Motor (1)	16,531,710
333,587	Yamato Holdings (1)	4,949,036
724,895	Yokogawa Electric (1)	9,793,579
		1,335,438,483
Russia—5.1%
456,607	Alfa Cement (3) *	54,792,840
289,222	AvtoVAZ GDR	53,644,658
34,722,025	Central Telecommunication (3)	31,336,628
13,010,200	Chelindbank (3)	5,139,029
567,981	CTC Media *	13,875,776
440	Evrocement (3) *	7,502,000
5,198,508	Gazprom ADR (2)	225,615,247
135,748	Gazpromneft	570,142
547,651	Kuban Energy Retail (3) *	1,944,161
547,651	Kuban Main Network (1) (3) *	0
547,651	Kubanenergo OJSC (3)	18,824,479
374,821	LUKOIL ADR	30,173,090
377,920	MMC Norilsk Nickel ADR (2)	89,041,731
336,961	North-West Telecom ADR	27,630,802
4,578,826	NovaTek OAO	23,809,895
134,598	NovaTek OAO Sponsored GDR †	6,999,096
376,326	NovaTek OAO Sponsored GDR - Registered Shares (1)	20,126,554
66,772,886	Novorossiysk Trade Port (3)	7,011,153
65,895	Open Investments (3) *	19,340,183
251,107	Pharmstandard *	15,160,585
297,024	Pharmstandard GDR (3) * †	5,016,735
93,713	Polyus Gold	3,748,520
957,149	Polyus Gold ADR (2)	38,285,960
2,817,254	Promstroibank St. Petersburg	5,000,626
1,348,788	RBC Information Systems *	11,970,494
2,759,690	Rosneft Oil	23,015,815
9,148,177	Rosneft Oil GDR (1) (2)	75,785,556
32,146,187	Rostovenergo (3) *	3,706,442
25,044,000	Sberbank RF	103,932,600
307,535	Sibirskiy Cement (3)	23,080,502
131,021	Sibirtelecom ADR	11,068,654
21,446	Sistema Hals- Board *	5,387,235
1,483,076	Sistema Hals GDR * †	18,627,435
787,702	Southern Telecommunication ADR *	6,990,855
8,267,339,496	TGK-8 (3)	9,606,566
8,001,294	TNK-BP	15,762,549
651,922	Unified Energy System GDR (1) *	89,081,467
5,469,828	Uralkaliy	15,917,199
1,042,702	Urals Energy (1) *	7,118,453
720,589	Veropharm *	30,697,091
2,725,137	VolgaTelecom	13,816,445
205,040	VolgaTelecom ADR (2) * †	2,079,106

64,840	Volskcement - Class BRD (3)	20,003,140
2,833,782	VTB Bank GDR * †	30,179,778
406,285	Wimm-Bill-Dann Foods ADR (2)	38,190,790
		1,260,608,062
Poland—4.1%
4,394,619	Agora SA (1)	69,470,193
196,563	Bank BPH (1)	68,594,305
906,066	Bank Handlowy w Warszawie (1)	36,738,955
4,790,646	Bank Millenium (1)	22,433,521
2,057,051	Bank Pekao (1)	190,537,951
995,583	Bank Zachodni WBK (1)	98,158,208
53,169	BRE Bank (1) *	9,787,340
505,243	Budimex SA (1) *	19,160,635
210,398	Cersanit-Krasnystaw (1) *	3,130,249
92,980	Dom Development (1)	5,009,280
385,645	Grupa Kety (1)	27,624,506
565,414	Inter Cars (1) *	27,249,387
87,826	Inter Groclin Auto (1) *	1,560,333
217,022	JC Auto (1)	2,768,052
1,316,446	NFI Empik Media & Fashion (1) *	11,073,024
378,963	Opoczno SA (1) *	6,999,065
37,784	PBG SA (1) *	4,547,906
10,955,763	PKO Bank Polski (1)	230,443,371
557,625	Polish Energy Partners (1) *	7,581,756
4,910,883	Polish Oil & Gas (1)	8,637,239
112,992	Polnord SA (1) *	8,239,662
891,110	Polska Grupa Farmaceutyczna (1)	36,220,669
4,808,340	Polski Koncern Miesny Duda (1) *	20,724,528
320,892	Sniezka SA (1)	7,092,762
10,000,000	Stalexport SA (1) *	21,879,692
82,385	Stomil Sanok (1)	7,638,772
24,508	Techmex SA (1) *	364,020
7,183,180	Telekomunikacja Polska (1)	56,862,919
		1,010,528,300
Netherlands—3.8%
257,249	AmRest Holdings (1) *	11,001,252
610,467	Draka Holding (1) (2)	33,124,156
5,114	Endemol NV (1)	171,475
377,219	Heineken NV (1)	23,934,359
3,068,340	ING Groep (1) (2)	129,851,535
7,327,894	KKR Private Equity Investors	148,023,459
2,659,571	Koninklijke Ahold (1) *	33,722,181
327,092	Koninklijke Vopak (1) (2)	18,980,864
597,306	Koninklijke Wessanen (1) (2)	9,914,490
4,034,049	Plaza Centers (1) *	15,448,697
3,736,494	Royal KPN (1) (2)	57,712,250
1,768,202	Royal Philips Electronics (1)	71,297,273
1,830,636	Spazio Investment (1)	31,331,689
3,736,426	TNT NV (1) (2)	159,831,551
5,523,174	Unilever NV (1)	166,738,537
544,938	Wavin NV (1)	13,375,883
244,031	X 5 Retail GDR - Registered (1) *	7,509,427
		931,969,078

Hungary—3.4%
1,401,532	Ablon Group (1) *	8,270,491
110,765	Egis Gyogyszergyar (1)	14,136,383
24,006,506	Magyar Telekom Telecommunications (1)	123,826,715
277,927	MOL Hungarian Oil and Gas (1)	43,122,866
10,870,750	OTP Bank (1)	616,123,835
219,492	Richter Gedeon (1)	44,817,104
		850,297,394
Italy—3.2%
2,215,356	Aeffe SpA (1) *	11,523,462
1,323,930	Aicon SpA (1)	7,407,212
1,192,741	Assicurazioni Generali (1) (2)	46,716,451
9,041,856	Banca CR Firenze (1) (2)	79,748,174
214,939	Banca Italease (1) (2)	4,480,562
341,041	Banca Popolare dell’ Emilia Romagna (1)	8,279,830
391,498	Banca Popolare dell’Etruria e del Lazio (1) (2)	7,579,128
2,712,993	Banca Popolare di Milano (1)	39,005,088
1,461,271	Banca Popolare di Sondrio (1) (2)	25,992,469
1,679,196	Banco Popolare Scarl (1) *	41,652,341
1,145,390	Bulgari SpA (1) (2)	16,618,528
1,881,549	Buzzi Unicem (1)	58,321,595
9,506,712	Capitalia SpA (1)	89,378,656
2,373,551	Credito Emiliano (1)	32,603,593
1,657,438	ENI SpA (1) (2)	57,887,043
657,492	Finmeccanica SpA (1)	19,778,907
753,641	Geox SpA (1)	13,917,025
892,093	Impregilo SpA (1) *	7,138,595
10,656,812	Intesa Sanpaolo (1)	75,228,479
434,695	Luxottica Group (1) (2)	15,776,260
1,292,320	Piccolo Credito Valtellinese (1) (2)	18,534,348
644,749	Poltrona Frau (1)	2,582,618
257,374	SAVE SpA (1)	9,794,571
6,718,143	Telecom Italia (1)	17,921,408
7,371,517	UniCredito Italiano (1)	62,207,726
1,000,023	Unione di Banche Italiane (1) (2)	24,606,979
		794,681,048
Finland—3.1%
812,467	Atria Group (1)	26,463,190
1,610,610	Citycon Oyj (1)	10,305,368
613,862	Cramo Oyj (1) (2)	29,169,092
401,687	Elisa Oyj - Class A (1) (2)	11,417,170
3,901,076	Fortum Oyj (1) (2)	125,750,016
2,014,597	HKScan Oyj (1)	54,016,591
548,137	Kemira Oyj (1) (2)	11,774,868
83,525	Kesko Oyj - Class B (1)	4,448,169
6,088,640	Nokia Oyj (1)	174,249,837
227,741	Nokian Renkaat (1) (2)	7,487,520
789,582	Olvi Oyj (1)	28,800,946
340,800	Oriola-KD Oyj - Class A (1)	1,523,685
2,458,727	Oriola-KD Oyj - Class B (1)	10,990,346
980,081	Orion Oyj - Class B (1) (2)	25,863,525
391,240	Outotec Oyj (1)	23,125,655
2,187,983	Ramirent Oyj (1)	60,714,808
1,395,320	Sampo Oyj - Class A (1)	41,868,102
725,049	Sanoma-WSOY Oyj - Class B (1) (2)	23,313,834

521,575	Stockmann Oyj - Class B (1) (2)	24,086,541
1,980,514	YIT Oyj (1) (2)	63,176,747
		758,546,010
Sweden—2.9%
612,278	Elekta AB - Class B (1) (2)	10,127,988
1,062,134	Getinge AB - Class B (1) (2)	23,457,786
462,506	Hemtex AB (1)	8,906,752
806,174	Hennes & Mauritz - Class B (1)	46,639,188
479,959	Modern Times - Class B (1) (2)	29,458,158
7,521,140	Nordea AB (1)	120,866,814
806,572	OMX AB (1)	24,869,813
7,816	RaySearch Laboratories AB (1) *	254,476
2,286,067	Rezidor Hotel (1)	18,470,589
4,403,537	Skandinaviska Enskilda Banken (1)	150,227,051
1,842,368	Skanska AB - Class B (1)	39,491,737
1,568,361	Svenska Cellulosa (1)	27,744,230
4,459,140	Swedbank AB (1)	163,304,866
7,103,522	Telefonaktiebolaget LM Ericsson - Class B (1)	26,614,293
1,883,670	TeliaSonera AB (1)	14,269,230
823,770	Vostok Nafta Investment (1) *	8,894,354
		713,597,325
Austria—2.5%
333,794	CA Immo Anlagen (1) *	8,572,387
1,328,162	CA Immo International (1) *	21,871,196
1,300,623	Erste Bank der Oesterreichischen Sparkassen (1)	98,034,340
746,333	Flughafen Wien (1)	78,043,151
1,911,940	Immoeast AG (1) (2) *	24,826,270
1,463,400	OMV AG (1)	91,099,254
896,749	Raiffeisen International Bank (1) (2)	136,622,352
2,042,601	Telekom Austria (1)	49,676,173
607,871	Wiener Staedtische Versicherung (1)	42,874,702
904,211	Wienerberger AG (1)	62,753,713
		614,373,538
Australia—2.2%
1,190,950	Austereo Group (1)	2,051,574
5,711,739	BHP Billiton (1)	182,812,809
2,550,440	Brambles Ltd (1) *	24,002,817
530,382	Fairfax Media (1)	2,188,138
30,859,350	Macquarie Airports (1)	114,306,595
4,935,755	Newcrest Mining (1)	104,410,446
709,992	Prime Television (1)	2,242,535
134,226	Publishing & Broadcasting (1)	2,111,168
1,394,643	Rio Tinto (1)	109,938,679
178,845	Southern Cross Broadcasting (1)	2,634,914
786,814	Ten Network (1)	1,789,456
		548,489,131
Belgium—1.8%
1,722,327	Fortis (1) (2)	68,462,723
196,103	Groupe Bruxelles Lambert (1)	23,815,636
233,923	Ion Beam Applications (1) *	7,264,395
841,547	KBC Ancora (1)	90,348,319
1,973,328	KBC Groep (1) (2)	256,821,097
		446,712,170

Czech Republic—1.7%
2,126,273	Komercni Banka (1)	422,217,832

Ukraine—1.7%
214,485	Anthousa Ltd GDR (3) †	8,226,610
6,501,285	Bank Forum (3) *	60,106,833
2,053,250	Centrenergo (3) *	9,111,874
178,305	Centrenergo ADR (3) *	7,912,786
20,500	Dniproenergo (1) (3) *	8,359,820
10,201,398	Dragon-Ukrainian Properties & Development *	25,808,540
12,260	Farmak (3) *	275,712
10,700	Ivano-Frankivskcement (3) *	1,411,694
2,750,000	Kirovogradoblenergo (3) *	2,748,626
240,262	Korukivskas Technical Papers (3) *	3,722,200
77,861,005	Lutsk Automobile Plant (3) *	13,074,112
208,311,361	Raiffeisen Bank Aval (3)	50,802,571
65,228	Retail Group (3) *	32,614,000
23,367	Rodovid Bank (3) *	42,973,793
6,895,337	Slavutich Brewery (3) *	6,891,891
2,636,403	Tsukrovyy Soyz Ukrros (3) *	5,797,188
1,328,616,000	Ukrinbank (3) *	10,623,614
24,898	Ukrnafta Oil ADR *	14,231,124
139,950,174	Ukrsotsbank AKB (3) *	46,440,237
116,751,392	UkrTelecom (3) *	26,722,708
573,260	UkrTelecom GDR (1) *	6,409,588
18,621,729	VK Development (3) *	6,607,410
15,000	Zakhidenergo (3) *	1,834,708
595,792	Zakhidenergo GDR (3) *	18,218,402
400,000	Zhytomyroblenergo (3) *	515,742
		411,441,783
Romania—1.6%
5,399,800	Albalact SA *	6,150,886
2,950,900	Antibiotice	2,492,260
39,827,000	ARDAF-Societatea de Asigurare Reasigurare (3) *	2,949,701
13,511,100	Banca Transilvania *	5,471,502
24,113,009	Biofarm Bucuresti *	8,563,860
8,044,477	BRD-Groupe Societe Generale	95,466,864
62,668,800	Compania Hoteliera Intercont *	7,817,144
13,835,700	Compa-Sibiu *	10,426,887
16,622,500	Condmag *	15,118,890
67,182,500	Dafora SA (3) *	26,188,037
59,449,499	Impact SA *	30,125,783
693,300	Policolor *	1,204,120
2,164,000	Rolast Pitesti *	187,453
667,041,400	Rompetrol Rafinare *	29,179,539
59,500	Santierul Naval Braila (3) *	180,393
555,587,557	SNP Petrom	132,348,640
16,413,875	Socep Constanta *	2,260,698
3,654,000	Spicul Buzau *	3,244,342
118,690	Transelectrica SA	2,385,264
20,152,018	Zentiva SA *	13,965,060
		395,727,323
Norway—1.5%
1,742,454	Acta Holding (1)	7,904,583
2,669,666	Austevoll Seafood (1) *	26,840,884

722,307	Cermaq ASA (1)	13,295,158
3,292,006	Copeinca ASA (1) *	38,344,295
954,127	DnB NOR (1)	12,666,127
1,966,882	Marine Farms (1) *	10,090,494
11,585,563	Marine Harvest (1) (2) *	14,457,700
3,159,746	Norsk Hydro (1)	121,493,594
276,848	Norwegian Property (1)	3,318,228
1,857,211	Orkla ASA (1)	35,303,158
865,827	RomReal Ltd *	3,182,203
2,783,755	Scandanavian Property Development (1) *	21,514,268
610,342	Storebrand ASA (1)	9,247,763
3,519,899	Telenor ASA (1) *	64,332,746
		381,991,201
Turkey—1.4%
4,861,611	Acibadem Saglik Hizmetleri ve Ticaret (1)	33,962,130
633,196	Aksigorta AS (1)	4,466,065
46,397	Alarko Gayrimenkul Yatirim Ortakligi (1)	1,125,523
2,816,661	Anadolu Sigorta (1)	5,074,997
400,437	BIM Birlesik Magazalar	27,426,118
1,420,369	Cimsa Cimento Sanayi ve Ticaret (1)	10,975,241
25,521,717	Dogan Sirketler Grubu (1) *	55,781,248
3,150,261	Eczacibasi Ilac Sanayi (1) *	13,262,023
3,555,326	Haci Omer Sabanci (1)	19,759,403
7,393,557	Selcuk Ecza Deposu Ticaret ve Sanayi (1) *	14,767,258
1,598,349	TAV Havalimanlari (1) *	15,533,500
3,467,134	Turk Sise ve Cam Fabrikalari (1)	15,536,284
7,365,934	Turkiye Garanti Bankasi (1)	50,341,112
11,924,148	Turkiye Is Bankasi (1)	65,306,182
553,611	Yapi Kredi Sigorta (1)	5,597,969
		338,915,053
Hong Kong—1.3%
1,721,127	Belle International Holdings (1) *	1,966,563
8,717,292	China Merchants Holdings International (1)	42,272,173
31,906,602	Clear Media (1) *	32,415,523
40,296,244	Emperor Entertainment Hotel (1)	10,492,805
14,816,208	Galaxy Entertainment (1) *	14,987,830
31,293,497	GOME Electrical Appliances (1)	50,791,986
5,823,459	Hutchison Telecommunications International (1)	7,221,051
30,594,019	Melco International Development (1)	44,214,241
7,648	Melco PBL Entertainment Macau ADR (2) *	101,412
53,823,712	Shun Tak (1)	83,442,307
22,756,630	Texwinca Holdings (1)	19,757,511
14,715,357	Tianjin Port Development (1)	11,734,621
		319,398,023
Mexico—1.1%
8,526,894	America Movil SAB de CV - Class L	25,561,589
313,290	America Movil SAB de CV ADR - Class L	18,759,805
1,276,253	Banco Compartamos *	6,998,600
6,668,348	Consorcio ARA	9,763,463
2,628,521	Controladora Comercial Mexicana	7,255,069
9,613,131	Corporacion Moctezuma	31,611,795
125,329	Desarrolladora Homex ADR (2) *	7,083,595
1,050,246	Empresas ICA Sociedad Controladora *	6,690,321
546,060	Fomento Economico Mexicano ADR	20,215,141

704,852	Grupo Aeroportuario del Centro Norte ADR	18,819,548
195,970	Grupo Aeroportuario del Pacifico ADR	9,528,061
504,951	Grupo Aeroportuario del Sureste ADR (2)	26,545,274
2,107,000	Grupo Cementos de Chihuahua	15,904,321
9,452,883	Grupo Financiero Banorte	42,117,447
1,040,999	Grupo Televisa ADR	26,285,225
2,150,507	Urbi Desarrollos Urbanos *	9,090,248
		282,229,502
Cyprus—1.0%
731,292	AFI Development GDR * †	7,020,403
5,338,369	Bank of Cyprus (1)	93,338,553
6,698,911	Hellenic Bank	45,849,022
7,604,040	Marfin Popular Bank Public (1)	100,583,903
		246,791,881
Bulgaria—1.0%
301,290	Bulgarian American Credit Bank	18,348,194
9,734,907	Bulgarian Telecommunication	74,282,669
1,408,255	Central Cooperative Bank *	9,364,708
8,709,885	Chimimport AD *	87,854,853
138,554	Devin AD (3)	591,614
212,919	DZI Insurance & Reinsurance *	25,470,991
138,320	Kaolin AD *	1,419,702
1,224,550	LEV INS (3)	22,594,945
826,010	Sopharma AD	4,388,503
		244,316,179
Serbia—1.0%
18,481	Agrobanka AD *	11,093,037
412,158	AIK Banka *	82,247,822
146,409	Energoprojekt Holding *	7,979,554
83,273	Imlek AD *	3,927,298
42,325	Komercijalna Banka *	97,047,719
7,116	Metals Banka *	7,219,854
90,600	Privredna Banka *	8,654,468
130,820	Tigar AD *	5,092,804
78,160	Toza Markovic (3) *	3,888,564
13,809	Univerzal Banka *	10,198,436
		237,349,556
Denmark—0.9%
130,294	ALK-Abello (1) (2)	27,143,374
150,146	Almindelig Brand (1) *	9,470,469
108,113	Carlsberg A/S - Class B (1)	13,931,883
60,291	FLSmidth & Co A/S (1)	5,325,594
318,182	Harboes Bryggeri - Class B (1)	10,281,774
741,689	Novo-Nordisk - Class B (1)	78,121,799
42,413	Rockwool International - Class B (1)	13,728,322
335,340	Royal UNIBREW (1)	45,178,749
593,415	TK Development (1) *	14,479,555
273,463	Vestas Wind Systems (1) *	18,125,816
		235,787,335
Greece—0.8%
1,099,641	Athens Medical Center (1)	8,562,377
128,599	Fourlis SA (1)	4,056,122
2,590,307	Hellenic Telecommunication Organization (1)	78,640,293
503,701	Heracles General Cement Comp (1)	11,958,784

7,513,779	Marfin Investment Group (1)	71,297,043
1,479,896	Nireus Aquaculture (1)	9,532,841
596,170	Sprider Stores SA (1)	9,250,865
		193,298,325
China—0.7%
72,018,772	Beijing Capital International Airport - Class H (1)	119,787,078
265,265	Guangzhou Pharmaceutical - Class H (1)	220,958
11,294,724	Shenzhen Chiwan Wharf - Class B (1)	28,796,066
6,323,768	Weiqiao Textile - Class H (1)	13,470,700
27,342,132	Wumart Stores - Class H(4) (3) *	19,215,043
		181,489,845
Spain—0.7%
240,227	Gamesa Corporacion Tecnologica (1)	9,688,958
2,759,745	Grupo Empresarial Ence (1) (2)	31,520,957
266,198	Inditex SA (1)	15,965,542
7,912,427	Mapfre SA (1)	36,655,050
3,705,241	Telefonica SA (1)	86,546,276
		180,376,783
Canada—0.7%
3,030,263	Eldorado Gold *	13,764,248
5,594,484	Ivanhoe Mines *	80,688,414
950,173	Kinross Gold *	12,280,391
811,317	Potash Corp of Saskatchewan	65,110,516
		171,843,569
South Korea—0.5%
138,917	Hyundai Motor (1)	12,215,620
11,406	NHN Corp (1) *	2,093,473
159,048	Samsung Electronics (1)	104,697,862
		119,006,955
United States—0.5%
2,976,168	News Corp (1)	67,194,155
2,000,260	News Corp - Class B (2)	45,325,892
		112,520,047
Multinational—0.4%
302,535	Central European Media Enterprises - Class A *	27,978,437
736,174	Millicom International Cellular (2) *	59,114,772
		87,093,209
Brazil—0.3%
813,940	Diagnosticos da America (1)	19,845,296
640,000	Drogasil SA (1)	5,868,734
684,513	Dufry South America BDR (1) *	18,117,040
363,451	Medial Saude (1) *	5,964,075
244,357	Medial Saude ADR * †	4,011,100
313,116	MRV Engenharia (1) *	5,173,257
1,606,412	Santos-Brasil SA (1)	24,307,691
154,727	Sao Martinho	1,803,528
		85,090,721
Ireland—0.3%
18,339,296	Dragon Oil (1) *	83,297,807

Venezuela—0.3%
3,652,895	Banco Provincial (3)	595,405
156,169	Banco Venezolano de Credito (3)	218,184

15,843,815	Cemex Venezuela Saca-1 (3)	8,116,330
12	Electricidad de Caracas (3)	2
27,956,747	Mercantil Servicios Financieros - Class B (3)	44,266,260
262,677,795	Siderurgica Venezolana Sivensa SACA (3)	29,359,043
		82,555,224
India—0.3%
1,988,321	Ishaan Real Estate (1) *	4,246,688
622,040	State Bank of India GDR (1)	59,889,893
		64,136,581
Portugal—0.2%
2,498,283	Energias de Portugal (1)	14,223,184
6,451,720	Jeronimo Martins (1)	38,478,963
		52,702,147
Malaysia—0.2%
6,725,890	Steppe Cement (1) *	48,848,982

New Zealand—0.2%
18,940,995	Auckland International Airport (1) (2)	48,302,123

Estonia—0.1%
1,880,402	Olympic Entertainment	15,701,328
9,218,104	Tallink Group *	17,413,118
		33,114,446
Thailand—0.1%
845,100	Bangkok Bank - Foreign Registered Shares (1)	3,183,602
489	Bangkok Bank NVDR (1)	1,839
27,918,900	Bank of Ayudhya NVDR (1)	21,952,020
20,018,473	Krung Thai Bank NVDR (1)	6,938,144
		32,075,605
Indonesia—0.1%
29,661,866	Indofood Sukses Makmur (1)	6,316,604
3,070,126	Semen Gresik Persero (1)	17,442,035
		23,758,639
Philippines—0.1%
1,003,508	Ayala Corp (1)	11,593,703
11,528,247	Ayala Land (1)	4,232,079
1,401,758	Bank of the Philippine Islands (1)	2,021,371
101,369	Philippine Long Distance Telephone (1)	5,799,003
		23,646,156
Georgia—0.1%
571,956	Bank of Georgia GDR - Registered Shares *	23,393,000

Kazakhstan—0.1%
1,608,996	BMB Munai (2) *	10,458,474
475,595	Kazakhgold GDR (1) *	9,234,892
		19,693,366
Croatia—0.1%
8,149	Atlantska Plovidba	3,507,701
20,979	Dom Holding *	848,065
11,424	Ericsson Nikola Tesla	7,683,989
12,811	FIMA Validus *	467,528
779	Institut Gradevinarstva Hrvatske *	1,909,704
27,137	Podravka Prehrambena Industija *	2,920,251
3,957	Proficio Dd *	56,504

2,053	Viadukt Dd *	1,191,080
		18,584,822
Chile—0.1%
80,930	Sociedad Quimica y Minera de Chile ADR	13,236,911

Latvia—0.0%
1,424,182	Parex Bank (1) (3) *	12,595,949

Zambia—0.0%
8,072,405	Zambeef Products	10,199,453

Taiwan—0.0%
744,339	Taiwan Semiconductor Manufacturing Sponsored ADR	7,555,041

Morocco—0.0%
21,439	Ciments Du Maroc (1)	6,985,603

Lebanon—0.0%
386,000	Solidere - Class A	5,867,200

Israel—0.0%
251,833	Queenco Leisure International GDR (3) * †	4,722,686

Lithuania—0.0%
179,733	Rokiskio Suris *	4,389,206

South Africa—0.0%
228,140	Mondi Limited (1) *	1,965,630

TOTAL COMMON STOCKS (Cost $15,010,605,887)		27,730,305,605

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—2.0%
India—2.0%
1,284,846	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	28,800,980
4,278,617	Canara Bank, Issued by Citigroup, Expires 01/19/2009	30,743,061
303,758	ICICI Bank, Issued by ABN Amro Bank, Expires 06/30/2009	6,994,028
696,057	ICICI Bank, Issued by Citigroup, Expires 01/19/2009	15,881,933
4,612,180	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012 * †	14,934,239
32,284	Idea Cellular Ltd, Issued by CLSA, Expires 03/02/2012 * †	103,955
1,757,432	India Cements Ltd, Issued by ABNA, Expires 06/30/2009 * †	9,525,281
76,404	Indian Bank, Issued by Citigroup, Expires 01/17/2012 †	276,430
1,725,813	State Bank of India, Issued by Citigroup, Expires 01/19/2009 †	79,450,908
6,355,228	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	307,262,563
232,678	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	7,467,335
		501,440,713
Ukraine—0.0%
977	Laona Investments, Issued by Bank of Austria, Expires 11/16/2007 *	9,829,643

Russia—0.0%
117	Russian Domestic Small-Cap Basket, Issued by UBS, Expires 12/22/2007 * †	1,784,250

TOTAL WARRANTS (Cost $272,662,699)		513,054,606

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—1.0%
Brazil—0.5%
1,250,000	Banco Daycoval SA *	12,097,313
2,562,516	Cia Vale do Rio Doce (1)	108,515,582
		120,612,895
Germany—0.3%
89,379	Fresenius SE (1)	7,104,837
369,109	Henkel KGaA (1)	19,928,261
1,361,836	ProsiebenSat.1 Media (1) (2)	49,221,217
		76,254,315
Russia—0.2%
68,295	Silvinit (3)	17,893,290
10,732,578	URSA Bank (3)	24,684,930
		42,578,220
Croatia—0.0%
45,410	Adris Grupa	4,912,129

TOTAL PREFERRED STOCKS (Cost $197,577,602)		244,357,559

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—1.5%
India—0.9%
12,686,170	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 †	215,192,879

Romania—0.2%
5,488,000	SIF 1 Banat Crisana Arad	9,626,611
5,190,500	SIF 2 Moldova Bacau	8,205,524
10,921,000	SIF 3 Transilvania Brasov *	12,723,862
8,070,000	SIF 4 Muntenia Bucuresti	9,402,213
5,801,500	SIF 5 Oltenia Craiova	11,156,489
		51,114,699
Russia—0.2%
92,634	Renaissance Pre - IPO Fund (3) *	9,680,253
99,000	Renfin Ltd - Class A Closed End Fund (3) *	12,028,500
3,277,081	RenShares Utilites *	12,125,200
		33,833,953
Australia—0.1%
10,919,015	Australian Infrastructure Fund (1)	30,279,117

Luxembourg—0.1%
791,225	Prologis European Properties (1)	12,202,691

Sweden—0.0%
1,485,000	Naxs Norsic Access Buyout (1) *	7,463,924

TOTAL INVESTMENT FUNDS (Cost $251,416,685)		350,087,263

			Market
Face			Value
Value	Currency	Description	(Note 2)
STRUCTURED NOTES—0.2%
Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2008 Zero Coupon (Cost $38,261,791) * †	55,137,901

			Market
Share			Value
Amount	Currency	Description	(Note 2)
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes *	3,908,971
3,842,865	BGN	Bulgaria Housing Compensation Notes *	1,103,418
29,663,486	BGN	Bulgaria Registered Compensation Vouchers *	8,345,062

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)			13,357,451

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
United States—0.0%
		US Treasury Bill
6,000,000	USD	4.510% due 09/06/2007	5,972,940

		Market
Share		Value
Amount	Description	(Note 2)
RIGHTS—0.0%
Romania—0.0%
59,449,499	Impact SA Rights, Expires TBD	772,456

Bulgaria—0.0%
1,408,255	Central Cooperative Bank Rights, Expires TBD	295,727

TOTAL RIGHTS (Cost $0)		1,068,183

		Market
Share		Value
Amount	Description	(Note 2)
CONVERTIBLE BOND—0.0%
Greece—0.0%
591,950	Nirefs SA (1)	791,654

TOTAL CONVERTIBLE BOND (Cost $781,365)

		Market
Face		Value
Value	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.3%
United States—5.3%
1,315,336,691	Navigator Securities Lending Prime Portfolio (Cost $1,315,336,691)	1,315,336,691

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—0.1%
United States—0.1%
30,580,017	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $30,583,007 and an effective yield of 3.52%, collateralized by a U.S. Government and Agency Obligation, with a rate of 6.00%, a maturity of 08/22/2016 and an aggregate market value of $32,800,000. (Cost $30,580,017)	30,580,017

TOTAL INVESTMENTS — 101.9% (Cost $17,142,906,028)			25,260,049,870
Other Assets and Liabilities (NET) — (1.9%)			(474,323,024)
TOTAL NET ASSETS — 100.0%			$24,785,726,846

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of directors.
(2)	All or a portion of this security was on loan to brokers at July 31, 2007.
(3)	Illiquid security
(4)	Security valued at fair value as determined by the policies approved by the board of directors.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $17,269,687,170.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
09/24/2007	GBP	59,136,140	120,075,685	117,731,301	$2,344,384
08/02/2007	HUF	708,912,029	3,861,189	3,884,450	(23,261)
09/25/2007	JPY	43,589,880,789	368,640,644	356,897,720	11,742,924
10/23/2007	JPY	26,477,720,000	224,697,006	219,367,910	5,329,096
10/31/2007	JPY	70,609,000,000	599,796,428	602,311,716	(2,515,288)
08/01/2007	KRW	1,697,102,819	1,846,082	1,846,483	(401)
08/02/2007	MXN	76,544,200	6,995,768	7,019,184	(23,416)
08/02/2007	PLN	7,375,208	2,664,502	2,670,242	(5,740)
08/03/2007	RSD	96,600,000	1,656,663	1,649,873	6,790
08/01/2007	UAH	13,979,182	2,794,439	2,802,843	(8,404)

Net unrealized appreciation on forward foreign exchange contracts to buy					$16,846,684

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
09/24/2007	CZK	4,596,912,098	225,354,137	216,733,239	$(8,620,898)
08/02/2007	EUR	36,467,070	49,917,949	50,000,000	82,051
10/31/2007	EUR	238,933,193	327,949,610	328,861,673	912,063
09/24/2007	HUF	6,413,325,474	34,815,543	34,517,360	(298,183)
08/01/2007	KRW	845,592	920	920	0
08/02/2007	PHP	3,498,235	77,156	76,986	(170)
09/24/2007	PLN	272,254,543	98,458,925	96,750,015	(1,708,910)
09/21/2007	TRY	79,003,549	60,768,477	58,834,934	(1,933,543)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(11,567,590)

Glossary of Currencies

BGN	— Bulgarian Lev
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
PHP	— Philippine Peso
PLN	— Polish Zloty
RSD	— Serbian Dinar
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— United States Dollar

1

Julius Baer Funds

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	34.8%	$8,631,184,425
Industrials	10.9	2,686,101,213
Consumer Discretionary	10.5	2,596,539,678
Materials	9.0	2,237,468,889
Consumer Staples	7.6	1,870,855,883
Energy	6.7	1,666,039,901
Telecommunications	6.1	1,503,783,295
Healthcare	5.8	1,442,948,600
Utilities	3.1	771,002,404
Information Technology	2.0	502,235,934
Cash & Cash Equivalents	5.4	1,351,889,648	*
Total Investments	101.9	25,260,049,870
Other Assets and Liabilities (Net)	(1.9)	(474,323,024	)*
Net Assets	100.0%	$24,785,726,846

See Notes to Financial Statements.

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $776,246,136 and notional market value for futures, which is 3.13% of net assets, and $57,630,964 in market value for swaps, which is 0.23% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS  BAER INTERNATIONAL EQUITY FUND II

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—91.8%
France—11.1%
26,750	Accor SA (1)	2,288,432
212,225	Aeroports de Paris (1) (2)	23,874,758
403,822	Air Liquide (1) (2)	52,120,344
59,353	Alstom (1)	10,679,044
379,944	BNP Paribas (1)	41,769,081
337,964	Bouygues SA (1)	26,995,722
108,067	Carrefour SA (1)	7,710,458
391,476	CIE de Saint-Gobain (1)	43,647,353
24,331	EDF Energies Nouvelles (1) (2)	1,596,868
495,271	Electricite de France (1) (2)	50,433,443
38,317	Eurazeo (1) (2)	5,377,985
1,178,050	France Telecom (1)	31,639,004
118,632	Gaz de France (1) (2)	5,527,762
647,733	Havas SA (1) (2)	3,601,103
23,610	Hermes International (1)	2,392,726
254,843	JC Decaux (1) (2)	7,968,191
381,524	Lafarge SA (1)	64,357,631
87,217	Lagardere S.C.A. (1)	6,889,653
586,536	LVMH Moet Hennessy Louis Vuitton (1) (2)	65,576,749
159,943	Neuf Cegetel (1) (2)	6,315,632
70,398	Nexity (1) (2)	5,345,709
140,810	Pernod-Ricard (1) (2)	29,524,312
168,596	PPR (1)	29,597,413
74,461	Remy Cointreau (1) (2)	5,434,822
60,129	Renault SA (1)	8,660,621
388,053	Sanofi-Aventis (1)	32,455,325
213,040	Societe Generale (1)	36,496,934
63,294	Sodexho Alliance (1)	4,167,032
619,811	Suez SA (1)	32,502,729
171,225	Thales SA (1)	9,800,592
1,319,015	Total SA (1)	104,376,062
97,567	Veolia Environnement (1) (2)	7,231,200
395,169	Vinci SA (1)	28,261,740
600,834	Vivendi (1)	25,509,707
28,010	Wendel (1)	5,033,516
		825,159,653
United Kingdom—9.2%
1,884,862	Aegis Group (1)	4,787,067
373,343	Amec PLC (1)	4,757,839
630,208	Anglo American (1)	36,180,320
328,106	Arriva PLC (1)	5,220,847
388,771	BAE Systems (1)	3,285,356
1,585,345	BHP Billiton (1)	46,749,925
562,524	BP PLC (1)	6,533,837
995,727	Burberry Group (1)	12,702,886
4,761,305	Compass Group (1)	32,124,170
4,059,400	Diageo PLC (1)	82,736,445
288,592	Firstgroup PLC (1)	3,669,494
1,082,663	G4S PLC (1)	4,710,897

1

2,348,454	GlaxoSmithkline PLC (1)	59,927,282
43,832	Go-Ahead Group (1)	2,456,179
343,195	Intertek Group (1)	6,792,533
690,070	Kingfisher PLC (1)	2,978,363
162,818	Mondi PLC (1) *	1,428,464
161,360	National Express (1)	3,705,341
69,944	Peter Hambro Mining (1) *	1,351,061
806,647	Prudential PLC (1)	11,029,814
2,214,715	QinetiQ PLC (1)	7,773,225
558,382	Reckitt Benckiser (1)	29,909,135
1,654,335	Rentokil Initial (1)	5,190,857
325,264	Rio Tinto (1)	23,485,479
2,300,902	Rolls-Royce Group (1) *	23,536,212
387,147	SABMiller PLC (1)	9,968,049
1,165,046	Scottish & Newcastle (1)	13,987,404
3,720,419	Smith & Nephew (1)	44,131,775
92,463	Smiths Group (1)	1,960,181
138,695	Smiths Group - Deferred Shares	0
560,350	Stagecoach Group (1)	2,360,597
4,173,566	Tesco PLC (1)	34,284,387
36,506,414	Vodafone Group (1)	110,815,726
1,386,765	William Hill (1)	16,811,495
189,020	Wolseley PLC (1)	4,113,268
1,460,710	WPP Group (1)	20,938,356
		682,394,266
Germany—8.6%
59,485	Adidas AG (1)	3,623,779
296,116	Arcandor AG (1) (2) *	9,115,909
203,055	Bilfinger Berger (1)	17,417,117
1,940,121	Commerzbank AG (1)	82,591,755
24,736	Continental AG (1)	3,542,642
508,451	DaimlerChrysler AG - Registered (1)	45,713,454
59,937	Deutsche Bank - Registered (1)	8,131,956
144,982	Deutsche Boerse (1)	16,691,133
1,843,148	Deutsche Post - Registered (1)	53,748,456
190,148	Deutsche Postbank (1)	14,677,202
370,273	E.ON AG (1)	58,437,706
1,023,813	Fraport AG (1) (2)	69,480,660
378,490	Fresenius Medical Care (1)	17,800,265
385,915	Fresenius SE (1)	28,471,541
522,788	Henkel KGaA (1)	25,548,839
379,839	Hypo Real Estate (1) (2)	23,211,925
331,500	IKB Deutsche Industriebank (1) (2)	8,129,398
176,170	IVG Immobilien (1)	6,424,573
16,166	Landesbank Berlin (1) *	140,963
44,663	Merck KGaA (1)	5,573,455
92,318	Metro AG (1)	7,152,477
38,819	MTU Aero Engines (1)	2,643,991
374,091	Praktiker Bau-und Heimwerkermaerkte (1)	16,311,177
5,839	Puma AG (1)	2,342,340
75,675	Rheinmetall AG (1)	6,726,069
664,684	Rhoen-Klinikum AG (1)	19,057,003
129,040	RWE AG (1)	13,633,960
547,524	Siemens AG - Registered (1)	68,832,840
		635,172,585

2

Switzerland—6.3%
67,968	Adecco SA (1)	4,702,643
43,394	BKW FMB Energie (1)	4,506,754
775,204	Compagnie Financiere Richemont (1)	48,515,077
300,107	Credit Suisse - Registered (1)	19,562,847
51,946	Flughafen Zuerich - Registered (1)	22,379,580
5,574	Givaudan SA - Registered (1)	5,213,532
420,206	Holcim Ltd (1)	44,523,092
311,227	Nestle SA - Registered (1)	118,742,530
1,099,434	Novartis AG - Registered (1)	59,312,064
376,966	Roche Holding (1)	66,668,420
14,130	SGS SA (1) (2)	17,055,997
145,027	Swatch Group (1)	43,547,509
36,238	Syngenta AG - Registered (1)	6,831,891
145,334	UBS AG - Registered (1)	8,051,852
		469,613,788
Russia—5.6%
27,100	AvtoVAZ	4,579,900
316,880	CTC Media (2) *	7,741,378
102	Evrocement (3) *	1,739,100
1,928,543	Gazprom ADR (2)	83,698,766
18,923	Gazpromneft	79,477
211,888	LUKOIL ADR	17,056,984
134,009	MMC Norilsk Nickel ADR	31,573,861
1,123,845	NovaTek OAO	5,843,994
176,354	NovaTek OAO Sponsored GDR †	9,170,408
124,466	NovaTek OAO Sponsored GDR - Registered Shares (1)	6,656,653
24,666	Open Investments(3) *	7,239,471
774,366	Pharmstandard GDR(3) * †	13,079,042
336,096	Polyus Gold	13,443,840
51,181	Polyus Gold ADR (2)	2,047,240
631,714	Rosneft Oil	5,268,495
4,305,569	Rosneft Oil GDR (1) (2)	35,668,302
12,666,616	Sberbank RF	52,566,456
887,312	Sistema Hals GDR * †	11,144,639
2,985,319	TNK-BP	5,881,078
342,352	Unified Energy System GDR (1) *	46,780,471
1,539,324	Uralkaliy	4,479,246
590,059	Uralsvyazinform ADR (2)	7,045,304
1,618,436	VTB Bank GDR * †	17,236,343
110,161	Wimm-Bill-Dann Foods	8,427,317
154,291	Wimm-Bill-Dann Foods ADR	14,503,354
		412,951,119
Japan—5.5%
65,930	Acom Co (1) (2)	2,346,288
110,316	Aeon Credit Service (1)	1,555,968
73,450	Aiful Corp (1) (2)	1,838,720
192,148	Aisin Seiki (1)	7,572,059
176,396	Bank of Kyoto (1) (2)	2,369,765
609,593	Bank of Yokohama (1)	4,228,184
303,416	Canon Inc (1)	16,039,848
447,000	Chiba Bank (1)	3,759,561
70,623	Credit Saison (1)	1,720,163

3

162,000	Daihatsu Motor (1)	1,643,139
103,100	Daikin Industries (1)	4,001,197
277,928	Daiwa Securities (1)	2,930,568
250,029	Denso Corp (1)	9,364,498
621	Dentsu Inc (1)	1,576,345
973	East Japan Railway (1)	7,189,191
97,000	Eisai Co (1)	4,071,021
65,000	Fanuc Ltd (1)	7,023,717
983	Fuji Television Network (1)	1,978,017
252,467	Fujitsu Ltd (1)	1,665,173
534,000	Fukuoka Financial (1) *	3,393,968
286,000	Gunma Bank (1)	1,894,030
307,932	Honda Motor (1)	11,074,995
148,638	Hoya Corp (1)	4,708,309
76,610	Ibiden Co (1)	5,579,660
260,000	Itochu Corp (1)	3,247,349
2,287	Japan Tobacco (1)	11,642,592
114,091	JS Group (1)	2,163,277
89,617	JSR Corp (1)	2,244,692
357	KDDI Corp (1)	2,363,137
5,020	Keyence Corp (1)	1,074,532
435,484	Kubota Corp (1)	3,616,472
28,900	Kyocera Corp (1)	2,780,142
75,296	Makita Corp (1)	3,437,264
721,322	Matsushita Electric Industrial (1)	13,095,777
239,000	Mitsubishi Electric (1)	2,548,510
2,138	Mitsubishi UFJ Financial (1)	22,709,074
205,360	Mitsubishi UFJ Securities (1)	2,203,399
94,793	Mitsui Fudosan (1)	2,469,416
2,344	Mizuho Financial (1)	16,479,799
63,361	NGK Spark Plug (1)	1,146,443
290,294	NHK Spring (1)	2,600,866
29,241	Nintendo Co (1)	14,247,015
397,500	Nippon Electric Glass (1)	6,193,289
1,336	Nippon Telegraph & Telephone (1)	5,801,535
329,373	Nissan Motor (1)	3,485,494
145,178	Nitto Denko (1)	7,587,316
260,954	Nomura Holdings (1)	4,952,708
347,000	NSK Ltd (1)	3,311,720
4,421	NTT DoCoMo (1)	6,106,798
11,655	ORIX Corp (1)	2,796,212
70,220	Promise Co (1) (2)	1,885,028
269	Resona Holdings (1)	576,984
244,000	Ricoh Co (1)	5,276,655
136	Sapporo Hokuyo (1)	1,455,368
246,000	Seiyu Ltd (1) (2) *	259,771
95,154	Seven & I (1)	2,662,431
201,000	Sharp Corp (1)	3,459,411
209,119	Shizuoka Bank (1)	2,094,164
210,298	Sony Corp (1)	11,069,913
219,561	Stanley Electric (1)	5,189,626
695,000	Sumitomo Chemical (1)	5,173,855
100,711	Sumitomo Corp (1)	1,938,977
219,100	Sumitomo Electric Industries (1)	3,586,692

4

479,158	Sumitomo Metal Industries (1)	2,771,225
1,645	Sumitomo Mitsui Financial (1)	14,860,293
526,633	Sumitomo Trust & Banking (1)	4,444,148
168,000	Suruga Bank (1)	2,080,914
464,300	Suzuki Motor (1)	13,450,338
101,182	Takata Corp (1)	3,370,448
97,496	Takeda Pharmaceutical (1)	6,333,568
87,500	Takefuji Corp (1)	2,709,021
182,000	Toppan Printing (1)	1,962,583
316,286	Toray Industries (1)	2,514,764
513,294	Toyota Motor (1)	30,901,984
112,960	Yamada Denki (1)	11,249,686
157,877	Yamaha Motor (1)	4,425,189
122,505	Yamato Holdings (1)	1,817,462
181,165	Yokogawa Electric (1)	2,447,601
		409,797,311
Hungary—4.6%
10,237,431	Magyar Telekom Telecommunications (1)	52,805,163
217,453	MOL Hungarian Oil and Gas (1)	33,739,783
3,954,257	OTP Bank (1)	224,116,274
140,074	Richter Gedeon (1)	28,601,093
		339,262,313
Poland—4.1%
90,019	Bank BPH (1)	31,413,800
558,268	Bank Handlowy w Warszawie (1)	22,636,522
1,534,578	Bank Millenium (1)	7,186,085
775,134	Bank Pekao (1)	71,798,144
352,495	Bank Zachodni WBK (1)	34,753,785
17,937	BRE Bank (1) *	3,301,840
27,786	ING Bank Slaski (1)	9,730,517
3,822,581	PKO Bank Polski (1)	80,404,117
3,578,858	Polish Oil & Gas (1)	6,294,479
4,894,918	Telekomunikacja Polska (1)	38,748,761
		306,268,050
Netherlands—3.6%
152,121	Heineken NV (1)	9,652,002
933,588	ING Groep (1) (2)	39,509,257
2,118,819	KKR Private Equity Investors (2)	42,800,144
846,680	Koninklijke Ahold (1) *	10,735,527
115,052	Koninklijke Vopak (1) (2)	6,676,367
1,162,077	Royal KPN (1) (2)	17,948,932
516,806	Royal Philips Electronics (1)	20,838,602
1,199,088	TNT NV (1) (2)	51,292,892
1,903,700	Unilever NV (1)	57,470,605
249,305	X 5 Retail GDR - Registered (1) *	7,671,721
		264,596,049
Italy—3.2%
336,627	Assicurazioni Generali (1) (2)	13,184,772
2,601,777	Banca CR Firenze (1) (2)	22,947,387
35,437	Banca Popolare dell’ Emilia Romagna (1)	860,343
1,008,315	Banca Popolare di Milano (1)	14,496,689
438,055	Banca Popolare di Sondrio (1)	7,791,937
588,168	Banco Popolare Scarl (1) *	14,589,467
421,000	Bulgari SpA (1) (2)	6,108,313

5

900,818	Buzzi Unicem (1) (2)	27,922,283
2,865,166	Capitalia SpA (1)	26,937,251
772,340	Credito Emiliano (1)	10,609,024
522,825	ENI SpA (1) (2)	18,259,985
176,598	Finmeccanica SpA (1) (2)	5,312,483
262,422	Geox SpA (1)	4,845,986
219,803	Impregilo SpA (1) *	1,758,880
3,271,318	Intesa Sanpaolo (1)	23,092,861
137,869	Luxottica Group (1) (2)	5,003,640
1,712,188	Telecom Italia (1)	4,567,456
2,279,664	UniCredito Italiano (1)	19,237,928
343,956	Unione di Banche Italiane (1) (2)	8,463,524
		235,990,209
Finland—3.2%
142,692	Elisa Oyj - Class A (1) (2)	4,055,742
1,256,516	Fortum Oyj (1) (2)	40,503,417
171,440	Kemira Oyj (1) (2)	3,682,808
95,926	Kesko Oyj - Class B (1)	5,108,591
1,839,747	Nokia Oyj (1)	52,651,432
66,003	Nokian Renkaat (1)	2,170,004
693,971	Orion Oyj - Class B (1) (2)	18,313,319
126,745	Outotec Oyj (1)	7,491,722
751,540	Ramirent Oyj (1)	20,854,644
597,509	Sampo Oyj - Class A (1)	17,928,911
457,076	Sanoma-WSOY Oyj - Class B (1) (2)	14,697,206
379,638	Stockmann Oyj - Class B (1) (2)	17,531,834
949,814	YIT Oyj (1) (2)	30,298,275
		235,287,905
Sweden—2.9%
302,383	Getinge AB - Class B (1) (2)	6,678,287
257,656	Hennes & Mauritz - Class B (1)	14,906,046
189,559	Modern Times - Class B (1) (2)	11,634,450
2,362,376	Nordea AB (1)	37,964,040
262,955	OMX AB (1)	8,107,945
1,429,510	Skandinaviska Enskilda Banken (1)	48,767,859
620,316	Skanska AB - Class B (1)	13,296,668
507,909	Svenska Cellulosa (1)	8,984,885
1,524,921	Swedbank AB (1)	55,846,423
1,910,427	Telefonaktiebolaget LM Ericsson - Class B (1)	7,157,670
635,215	TeliaSonera AB (1)	4,811,898
		218,156,171
Austria—2.7%
161,785	CA Immo Anlagen (1) *	4,154,909
486,129	Erste Bank der Oesterreichischen Sparkassen (1)	36,641,929
1,071,785	Immoeast AG (1) *	13,916,977
437,631	OMV AG (1)	27,243,308
317,458	Raiffeisen International Bank (1)	48,365,662
787,908	Telekom Austria (1)	19,161,967
297,717	Wiener Staedtische Versicherung (1)	20,998,744
380,601	Wienerberger AG (1)	26,414,328
		196,897,824
Australia—2.5%
1,733,391	BHP Billiton (1)	55,479,789
719,662	Brambles Ltd (1) *	6,772,916

6

662,106	Fairfax Media (1)	2,731,577
12,728,751	Macquarie Airports (1)	47,148,763
1,825,404	Newcrest Mining (1)	38,614,406
103,667	Publishing & Broadcasting (1)	1,630,522
401,532	Rio Tinto (1)	31,652,471
		184,030,444
Czech Republic—2.1%
776,418	Komercni Banka (1)	154,174,711

Belgium—2.0%
496,678	Fortis (1) (2)	19,743,015
74,116	Groupe Bruxelles Lambert (1)	9,000,983
1,142,518	KBC Ancora (1)	122,660,506
		151,404,504
Mexico—1.7%
5,068,723	America Movil SAB de CV - Class L	15,194,819
121,896	America Movil SAB de CV ADR - Class L	7,299,132
2,698,764	Controladora Comercial Mexicana	7,448,949
4,998,093	Corporacion Moctezuma	16,435,716
87,219	Desarrolladora Homex ADR (2) *	4,929,618
4,659,100	Fomento Economico Mexicano	17,245,675
1,112,550	Grupo Cementos de Chihuahua	8,397,889
5,766,074	Grupo Financiero Banorte	25,690,820
618,741	Grupo Televisa ADR	15,623,210
1,705,606	Urbi Desarrollos Urbanos *	7,209,640
		125,475,468
Turkey—1.4%
11,686,992	Dogan Sirketler Grubu (1) *	25,543,540
2,713,889	Haci Omer Sabanci (1)	15,082,957
3,729,006	Turkiye Garanti Bankasi (1)	25,485,201
6,428,126	Turkiye Is Bankasi (1)	35,205,565
		101,317,263
Hong Kong—1.2%
2,922,498	Belle International Holdings (1) *	3,339,252
4,778,245	China Merchants Holdings International (1)	23,170,820
4,607,909	Galaxy Entertainment (1) *	4,661,284
11,111,882	GOME Electrical Appliances (1)	18,035,522
1,843,323	Hutchison Telecommunications International (1) *	2,285,709
8,573,505	Melco International Development (1)	12,390,364
99,253	Melco PBL Entertainment Macau ADR (2) *	1,316,095
17,372,196	Shun Tak (1)	26,931,924
		92,130,970
Norway—1.2%
310,844	DnB NOR (1)	4,126,484
5,249,856	Marine Harvest (1) (2) *	6,551,330
941,604	Norsk Hydro (1)	36,205,079
828,247	Orkla ASA (1)	15,743,895
215,455	Storebrand ASA (1)	3,264,525
1,220,220	Telenor ASA (1) *	22,301,806
		88,193,119
Cyprus—1.1%
364,349	AFI Development GDR * †	3,497,750
2,737,869	Bank of Cyprus (1)	47,870,189
2,441,892	Marfin Popular Bank Public (1)	32,300,596
		83,668,535

7

Romania—0.9%
2,153,107	BRD-Groupe Societe Generale	25,551,739
184,272,099	SNP Petrom	43,896,162
		69,447,901
Denmark—0.7%
23,898	ALK-Abello (1) (2)	4,978,528
78,474	Carlsberg A/S - Class B (1)	10,112,480
26,042	FLSmidth & Co A/S (1)	2,300,329
254,088	Novo-Nordisk - Class B (1)	26,762,985
15,671	Rockwool International - Class B (1)	5,072,420
83,937	Vestas Wind Systems (1) *	5,563,556
		54,790,298
Greece—0.7%
907,534	Hellenic Telecommunication Organization (1)	27,552,232
2,842,232	Marfin Investment Group (1)	26,969,483
		54,521,715
Canada—0.7%
1,884,030	Ivanhoe Mines *	27,173,085
430,103	Kinross Gold *	5,558,812
263,837	Potash Corp of Saskatchewan	21,173,676
		53,905,573
South Korea—0.7%
82,523	Hyundai Motor (1)	7,256,632
7,528	NHN Corp (1) *	1,381,699
64,045	Samsung Electronics (1)	42,159,440
		50,797,771
Ukraine—0.7%
2,807,724	Raiffeisen Bank Aval (3)	684,742
37,845	Ukrnafta Oil (1)	3,631,304
31,966	Ukrnafta Oil ADR *	18,271,031
92,477,349	UkrTelecom *	21,166,730
627,195	UkrTelecom GDR (1) *	7,012,632
		50,766,439
China—0.7%
27,027,365	Beijing Capital International Airport - Class H (1)	44,953,961
2,210,563	Weiqiao Textile - Class H (1)	4,708,875
		49,662,836
Spain—0.6%
64,603	Gamesa Corporacion Tecnologica (1)	2,605,601
77,874	Inditex SA (1)	4,670,586
2,718,657	Mapfre SA (1)	12,594,430
1,127,571	Telefonica SA (1)	26,337,577
		46,208,194
Multinational—0.6%
262,798	Central European Media Enterprises - Class A (2) *	24,303,559
219,908	Millicom International Cellular (2) *	17,658,612
		41,962,171
United States—0.5%
965,943	News Corp (1)	21,808,488
556,719	News Corp - Class B (2)	12,615,253
		34,423,741
Portugal—0.4%
871,980	Energias de Portugal (1)	4,964,342

8

4,425,676	Jeronimo Martins (1)	26,395,352
		31,359,694
Thailand—0.2%
100,500	Bangkok Bank - Foreign Registered Shares (1)	378,597
2,044,372	Bangkok Bank NVDR (1)	7,686,485
10,022,400	Bank of Ayudhya NVDR (1)	7,880,394
5,208,672	Krung Thai Bank NVDR (1)	1,805,258
		17,750,734
India—0.2%
146,740	State Bank of India GDR (1)	14,128,099

Philippines—0.2%
357,742	Ayala Corp (1)	4,133,050
8,687,023	Ayala Land (1)	3,189,051
574,269	Bank of the Philippine Islands (1)	828,111
51,161	Philippine Long Distance Telephone (1)	2,926,761
		11,076,973
Indonesia—0.1%
1,418,313	Semen Gresik Persero (1)	8,057,736

Chile—0.1%
35,567	Sociedad Quimica y Minera de Chile ADR (2)	5,817,339

Taiwan—0.0%
360,228	Taiwan Semiconductor Manufacturing Sponsored ADR	3,656,314

Morocco—0.0%
5,070	Ciments Du Maroc (1)	1,651,990

New Zealand—0.0%
467,537	Auckland International Airport (1)	1,192,283

South Africa—0.0%
65,127	Mondi Limited (1) *	561,127

TOTAL COMMON STOCKS (Cost $5,868,744,946)		6,813,681,185

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—2.1%
India—2.1%
541,181	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	12,131,059
2,297,183	Canara Bank, Issued by Citigroup, Expires 01/19/2009	16,505,903
232,183	ICICI Bank, Issued by ABN Amro Bank, Expires 06/30/2009	5,346,014
232,985	ICICI Bank, Issued by Citigroup, Expires 01/19/2009	5,316,019
57,401	Idea Cellular Ltd, Issued by Bear Stearns, Expires 03/13/2017 *	184,147
2,005,013	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012 * †	6,492,232
46,193	Idea Cellular Ltd, Issued by Lehman, Expires 03/26/2012 *	148,326
1,205,353	State Bank of India, Issued by Citigroup, Expires 01/19/2009 †	55,490,595
1,063,873	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	51,436,132

9

36,699	State Bank of India, Issued by Deutsche Bank, Expires 09/20/2007 †	1,770,095
69,051	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	2,216,054

TOTAL WARRANTS (Cost $99,616,803)		157,036,576

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—1.2%
Brazil—0.5%
907,174	Cia Vale do Rio Doce (1)	38,416,351
Germany—0.4%
37,487	Fresenius SE (1) (2)	2,979,884
102,922	Henkel KGaA (1)	5,556,777
440,949	ProsiebenSat.1 Media (1) (2)	15,937,342
		24,474,003
Russia—0.3%
1,222,020	Sberbank	3,788,262
18,813	Silvinit (3)	4,929,006
6,161,209	URSA Bank (3)	14,170,781
		22,888,049

TOTAL PREFERRED STOCKS (Cost $77,223,404)		85,778,403

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—1.1%
India—1.0%
4,158,537	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 †	70,540,403
Luxembourg—0.1%
250,619	Prologis European Properties (1)	3,865,179

TOTAL INVESTMENT FUNDS (Cost $60,343,563)		74,405,582

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
United States—0.0%
		US Treasury Bills
500,000	USD	4.540% due 08/09/2007	499,496
1,500,000	USD	4.510% due 09/06/2007	1,493,235
			1,992,731

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,992,731)			1,992,731

		Market
Face		Value
Value	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—6.9%
United States—6.9%
514,150,893	Navigator Securities Lending Prime Portfolio (Cost $514,150,893)	514,150,893

10

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.2%
United States—4.2%
314,264,001	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $314,294,729 and an effective yield of 3.52%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 5.000%-6.000%, maturities ranging from 08/22/2016 - 12/14/2018, and an aggregate market value of $320,552,591. (Cost $314,264,001)	314,264,001

TOTAL INVESTMENTS — 107.3% (Cost $6,936,336,341)			7,961,309,371
Other Assets and Liabilities (NET) — (7.3%)			(542,886,723)
TOTAL NET ASSETS — 100.0%			$7,418,422,648

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of directors.
(2)	All or a portion of this security was on loan to brokers at July 31, 2007.
(3)	Illiquid security
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $6,965,639,382.

11

JULIUS BAER INVESTMENT FUNDS

JULIUS  BAER INTERNATIONAL EQUITY FUND II

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/01/2007	AUD	1,497,377	1,282,952	1,274,717	$8,235
08/02/2007	AUD	885,178	758,420	759,040	(620)
08/07/2007	DKK	5,249,318	965,847	960,710	5,137
08/02/2007	GBP	984,557	2,000,669	1,999,832	837
08/31/2007	GBP	5,055,000	10,268,059	10,027,553	240,506
09/05/2007	GBP	25,816,900	52,437,397	51,225,942	1,211,455
09/12/2007	GBP	3,683,000	7,479,784	7,240,778	239,006
09/24/2007	GBP	14,529,200	29,501,479	29,428,272	73,207
08/02/2007	HUF	218,769,126	1,191,557	1,192,592	(1,035)
08/08/2007	JPY	806,855,000	6,781,873	6,799,092	(17,219)
08/14/2007	JPY	2,222,000,000	18,691,180	18,732,082	(40,902)
08/16/2007	JPY	1,169,000,000	9,836,035	9,827,989	8,046
08/22/2007	JPY	2,154,286,400	18,140,442	18,028,407	112,035
08/31/2007	JPY	4,300,000,000	36,251,143	35,796,046	455,097
09/05/2007	JPY	6,872,964,700	57,979,946	57,055,008	924,938
09/12/2007	JPY	1,388,132,000	11,720,429	11,538,919	181,510
09/18/2007	JPY	1,663,603,000	14,056,836	13,692,201	364,635
09/25/2007	JPY	9,193,329,680	77,748,205	75,370,476	2,377,729
10/11/2007	JPY	734,252,640	6,221,890	6,016,488	205,402
10/15/2007	JPY	2,426,000,000	20,567,467	20,148,342	419,125
10/19/2007	JPY	2,125,618,000	18,029,701	17,606,623	423,078
10/23/2007	JPY	10,411,860,846	88,357,833	86,262,267	2,095,566
10/31/2007	JPY	8,455,100,000	71,822,838	72,124,032	(301,194)
08/08/2008	JPY	3,227,882,744	28,278,421	27,217,926	1,060,495
08/01/2007	KRW	1,771,650,009	1,927,173	1,927,592	(419)
08/01/2007	MXN	67,958,578	6,211,084	6,193,367	17,717
08/02/2007	MXN	106,601,902	9,742,896	9,751,809	(8,913)
08/31/2007	NOK	216,500,000	37,201,175	36,176,790	1,024,385
08/02/2007	PLN	9,433,743	3,408,206	3,419,510	(11,304)
08/01/2007	UAH	188,420	37,665	37,778	(113)

Net unrealized appreciation on forward foreign exchange contracts to buy					$11,066,422

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/22/2007	CZK	32,582,000	1,594,061	1,569,461	$(24,600)
09/19/2007	CZK	389,697,000	19,098,524	18,287,048	(811,476)
09/24/2007	CZK	26,279,692	1,288,308	1,238,382	(49,926)
10/31/2007	EUR	52,784,000	72,449,089	72,650,578	201,489
09/20/2007	HUF	1,782,641,000	9,679,543	9,498,806	(180,737)
09/24/2007	HUF	26,922,463	146,152	144,900	(1,252)
09/24/2007	PLN	1,313,945	475,179	466,931	(8,248)
09/21/2007	TRY	403,460	310,336	300,462	(9,874)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(884,624)

Glossary of Currencies

AUD	— Australian Dollar
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint

1

JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— United States Dollar

2

Julius Baer Funds

Julius Baer International Equity II Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	34.7%	$2,575,024,839
Consumer Discretionary	10.7	792,317,233
Industrials	10.0	740,492,604
Materials	8.5	632,988,714
Consumer Staples	7.2	536,608,759
Telecommunications	6.6	488,866,504
Energy	6.4	476,700,184
Healthcare	5.8	430,846,161
Utilities	4.2	309,314,002
Information Technology	2.0	147,742,746
Cash & Cash Equivalents	11.2	830,407,625	*
Total Investments	107.3	7,961,309,371
Other Assets and Liabilities (Net)	(7.3)	(542,886,723	)*
Net Assets	100.0%	$7,418,422,648

*         Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $247,218,627 and notional market value for futures, which is 3.33% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—54.9%

		Federal Home Loan Bank
USD	7,500,000	4.500% due 09/16/2013	7,227,623
USD	13,645,000	5.500% due 08/13/2014	13,869,938
			21,097,561
		Federal Home Loan Mortgage Corporation
USD	13,754,000	5.500% due 08/20/2012	13,981,890
USD	22,500,000	5.500% due 09/01/2022 *	22,215,240
USD	3,022,441	4.655% due 09/01/2035 (1)	3,012,728
USD	2,532,053	4.917% due 04/01/2036 (1)	2,517,021
USD	4,396,907	5.640% due 12/01/2036 (1)	4,383,102
USD	1,228,396	5.502% due 01/01/2037 (1)	1,222,158
USD	5,466,186	5.177% due 02/01/2037 (1)	5,423,791
USD	3,331,135	5.504% due 03/01/2037 (1)	3,313,130
USD	1,440,031	5.630% due 04/01/2037 (1)	1,435,409
USD	4,073,465	5.620% due 07/01/2037 (1)	4,060,765
USD	43,300,000	5.000% due 08/01/2037 *	40,614,058
USD	14,400,000	5.500% due 09/01/2037 *	13,907,246
			116,086,538
		Federal National Mortgage Association Corporation
USD	23,300,000	3.250% due 02/15/2009	22,734,416
USD	47,700,000	6.000% due 09/01/2022 *	47,975,754
USD	1,746,400	4.332% due 01/01/2034 (1)	1,763,764
USD	4,448,404	4.247% due 10/01/2034 (1)	4,390,437
USD	3,389,117	4.670% due 11/01/2035 (1)	3,359,256
USD	2,787,836	5.539% due 02/01/2036 (1)	2,783,742
USD	2,985,704	5.387% due 03/01/2037 (1)	2,988,509
USD	31,900,000	5.000% due 08/01/2037 *	29,921,211
USD	51,000,000	5.500% due 08/01/2037 *	49,254,831
USD	23,200,000	6.000% due 08/01/2037 *	22,986,119
USD	3,995,456	5.643% due 01/01/2047 (1)	3,989,540
			192,147,579
		Government National Mortgage Association
USD	59,239	7.000% due 04/15/2032	61,892
USD	15,000,000	6.000% due 08/01/2037 *	14,978,910
			15,040,802
		U.S. Treasury Bills
USD	11,880,000	4.710% due 11/01/2007	11,737,004
USD	11,880,000	4.720% due 11/01/2007	11,741,229
			23,478,233
		U.S. Treasury Bond
USD	17,921,000	4.500% due 02/15/2036	16,761,744
		U.S. Treasury Inflation Indexed Bond
USD	10,996,230	2.375% due 04/15/2011	10,934,387
		U.S. Treasury Inflation Indexed Bond
USD	30,987,556	2.375% due 01/15/2025	30,631,695

1

			Market
	Face		Value
Currency	Value		(Note 2)

		U.S. Treasury Notes
USD	6,490,000	4.250% due 11/15/2014	6,304,431
USD	6,875,000	4.625% due 02/15/2017	6,788,526
			13,092,957

		Total U.S. Government and Agency Obligations (Cost $436,898,231)	439,271,496

ASSET BACKED SECURITIES—36.8%

		American Express Credit Account Master Trust
USD	4,600,000	Series 2003-1, Class A, 5.430% due 09/15/2010 (1)	4,603,427
USD	8,050,000	Series 2003-2, Class A, 5.430% due 10/15/2010 (1)	8,057,423
			12,660,850
		Banc of America Commercial Mortgage
USD	2,000,000	Series 2002-2, Class A3, 5.118% due 07/11/2043	1,966,471
USD	3,800,000	Series 2006-2, Class A4, 5.929% due 05/10/2045 (1)	3,777,041
USD	4,400,000	Series 2006-5, Class A4, 5.414% due 09/10/2047	4,248,056
			9,991,568
		Bank One Issuance Trust, Series 2003-A1, Class A1
USD	3,400,000	5.440% due 09/15/2010 (1)	3,402,298
		Bear Stearns Commercial Mortgage Securities
USD	3,205,000	Series 2006-PW14, Class A4, 5.201% due 12/11/2038	3,040,819
USD	11,900,000	Series 2005-PWR8, Class A4, 4.674% due 06/11/2041	11,061,046
			14,101,865
		BMW Vehicle Owner Trust, Series 2004-A, Class A4
USD	1,497,442	3.320% due 02/25/2009 (2)	1,494,726
		Capital Auto Receivables Asset Trust
USD	8,468,655	Series 2004-2, Class A3, 3.580% due 01/15/2009	8,431,025
USD	5,000,000	Series 2006-1, Class A3, 5.030% due 10/15/2009	4,990,585
			13,421,610
		Capital One Prime Auto Receivables Trust
USD	7,600,000	Series 2006-1, Class A3, 4.990% due 09/15/2010	7,587,955
		Citibank Credit Card Issuance Trust
USD	13,900,000	Series 2004-A4, Class A4, 3.200% due 08/24/2009	13,878,989
USD	5,900,000	Series 2003-A11, Class A11, 5.410% due 10/15/2009 (1)	5,900,162
USD	9,100,000	Series 2003-A1, Class A1, 5.460% due 01/15/2010 (1)	9,105,572
USD	6,100,000	Series 2003-A3, Class A3, 3.100% due 03/10/2010	6,021,778
			34,906,501
		City Mortgage MBS Finance B.V., Series 2006-1A, Class AFL
USD	2,081,992	6.920% due 09/10/2033 (1) †	2,079,494
		CNH Equipment Trust, Series 2007-A, Class A2
USD	2,700,000	5.130% due 10/15/2009	2,698,614

2

			Market
	Face		Value
Currency	Value		(Note 2)

		Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
USD	7,500,000	5.769% due 06/10/2046 (1)	7,470,513
		Credit Suisse Mortgage Capital Certificates
USD	4,500,000	Series 2006-C4, Class A3, 5.467% due 09/15/2039	4,352,183
USD	6,600,000	Series 2006-C5, Class A3, 5.311% due 12/15/2039	6,306,186
			10,658,369
		Daimler Chrysler Master Owner Trust, Series 2004-B, Class A
USD	13,000,000	5.330% due 08/17/2009 (1)	12,999,241
		Discover Card Master Trust I
USD	2,800,000	Series 2001-1, Class A, 5.540% due 01/15/2008 (1)	2,803,181
USD	8,335,000	Series 2004-1, Class A, 5.350% due 04/16/2010 (1)	8,337,693
			11,140,874
		Fleet Credit Card Master Trust II, Series 2002-B, Class A
USD	6,800,000	5.460% due 04/15/2010 (1)	6,802,084
		Ford Credit Auto Owner Trust
USD	2,363,901	Series 2004-A, Class A4, 3.540% due 11/15/2008	2,353,397
USD	1,346,810	Series 2005-A, Class A3, 3.480% due 11/15/2008	1,343,567
USD	4,671,039	Series 2005-C, Class A3, 4.300% due 08/15/2009	4,651,511
USD	7,825,000	Series 2006-A, Class A3, 5.050% due 03/15/2010	7,813,537
			16,162,012
		Harley-Davidson Motorcycle Trust
USD	752,201	Series 2007-1, Class A1, 5.300% due 02/15/2008	752,067
USD	2,043,563	Series 2003-2, Class A2, 2.070% due 02/15/2011 (2)	2,022,699
			2,774,766
		Honda Auto Receivables Owner Trust
USD	894,383	Series 2007-1, Class A1, 5.322% due 03/18/2008	894,348
USD	6,349,002	Series 2007-2, Class A1, 5.326% due 06/23/2008	6,349,002
USD	3,691,699	Series 2005-3, Class A3, 3.870% due 04/20/2009	3,671,682
USD	3,721,524	Series 2005-5, Class A3, 4.610% due 08/17/2009	3,710,540
USD	8,500,000	Series 2005-6, Class A3, 4.850% due 10/19/2009	8,483,656
			23,109,228
		John Deere Owner Trust
USD	523,918	Series 2006-A, Class A2, 5.410% due 11/17/2008	523,836
USD	4,105,368	Series 2005-A, Class A3, 3.980% due 06/15/2009	4,085,966
			4,609,802
		JPMorgan Chase Commercial Mortgage Securities Corp, Series 2002-CIB4, Class A3
USD	1,920,000	6.162% due 05/12/2034	1,965,925
		Lehman Brothers- UBS Commercial Mortgage Trust, Series 2001-C3, Class A2
USD	5,620,000	6.365% due 12/15/2028	5,770,885
		MBNA Credit Card Master Note Trust
USD	2,000,000	Series 2002-A10, Class A10, 5.460% due 02/16/2010 (1)	2,000,437
USD	10,000,000	Series 2000-L, Class A, 6.500% due 04/15/2010	10,038,249
			12,038,686

3

			Market
	Face		Value
Currency	Value		(Note 2)

		Morgan Stanley Capital I
USD	2,600,000	Series 2006-T23, Class A4, 5.810% due 08/12/2041 (1)	2,601,548
USD	3,850,000	Series 2006-IQ12, Class A4, 5.332% due 12/15/2043	3,685,992
			6,287,540
		Morgan Stanley Dean Witter Capital I
USD	500,000	Series 2001-TOP3, Class A4, 6.390% due 07/15/2033	513,152
USD	4,200,000	Series 2001-TOP5, Class A4, 6.390% due 10/15/2035	4,313,321
USD	7,500,000	Series 2002-TOP7, Class A2, 5.980% due 01/15/2039	7,616,774
			12,443,247
		Nissan Auto Lease Trust
USD	2,800,000	Series 2007-A, Class A1, 5.300% due 08/15/2008	2,800,000
USD	1,081,044	Series 2004-A, Class A4B, 3.180% due 06/15/2010	1,078,967
			3,878,967
		Nissan Auto Receivables Owner Trust
USD	3,139,965	Series 2007-A, Class A1, 5.321% due 03/17/2008	3,139,829
USD	1,451,771	Series 2005-A, Class A3, 3.540% due 10/15/2008	1,448,719
USD	5,800,000	Series 2004-B, Class A4, 4.000% due 12/15/2009	5,762,049
			10,350,597
		Providian Gateway Master Trust, Series 2004-DA, Class A
USD	7,900,000	3.350% due 09/15/2011 †	7,881,484
		SLM Student Loan Trust, Series 2007-2, Class A1
USD	4,396,910	5.340% due 04/25/2014 (1)	4,397,658
		Small Business Administration
USD	2,454,391	Series 2005-P10B, Class 1, 4.940% due 08/10/2015	2,393,919
USD	4,105,596	Series 2006-P10A, Class 1, 5.408% due 02/10/2016	4,046,319
USD	6,400,000	Series 2007-P10A, Class 1, 5.459% due 02/10/2017	6,321,453
			12,761,691
		Taganka Car Loan Finance PLC, Series 2006-1A, Class A
USD	1,715,656	6.320% due 11/14/2013 (1) †	1,723,171
		U-Haul S Fleet LLC, Series 2007-BT1, Class BT
USD	3,900,000	5.559% due 02/25/2020 †	3,939,385
		Volkswagen Auto Lease Trust, Series 2006-A, Class A2
USD	6,044,087	5.550% due 11/20/2008	6,049,165
		Volkswagen Auto Loan Enhanced Trust
USD	4,400,000	Series 2007-1, Class A2, 5.290% due 05/20/2009	4,401,650
USD	2,762,980	Series 2003-2, Class A4, 2.940% due 03/22/2010 (2)	2,739,687
			7,141,337

		Total Asset Backed Securities (Cost $295,679,092)	294,702,108

CORPORATE BONDS—17.8%

		United States—6.9%
		Alabama Power, Series L
USD	1,000,000	7.125% due 10/01/2007	1,002,403

4

			Market
	Face		Value
Currency	Value		(Note 2)

		British Aerospace Finance
USD	2,700,000	7.500% due 07/01/2027 †	3,060,833
		Burlington Northern Santa Fe
USD	2,500,000	6.150% due 05/01/2037	2,377,173
		Cargill Inc
USD	3,500,000	4.375% due 06/01/2013 †	3,317,377
		Chubb Corporation
USD	6,300,000	4.934% due 11/16/2007	6,292,402
		CVS Caremark
USD	2,700,000	5.750% due 06/01/2017	2,589,230
		Eli Lilly
USD	3,400,000	5.550% due 03/15/2037	3,144,364
		Estee Lauder
USD	3,500,000	5.550% due 05/15/2017	3,454,266
		Hewlett-Packard Co
USD	3,900,000	5.250% due 03/01/2012	3,856,944
		International Business Machines
USD	1,000,000	6.450% due 08/01/2007	1,000,000
		International Lease Finance
USD	4,400,000	5.320% due 12/09/2007	4,393,325
		Jefferies Group
USD	3,400,000	6.450% due 06/08/2027	3,251,451
		Merna Reinsurance
USD	2,700,000	7.110% due 07/07/2010 (1) †	2,703,375
		Private Export Funding, Series D
USD	3,040,000	5.870% due 07/31/2008	3,064,989
		SC Johnson & Son
USD	2,000,000	5.750% due 02/15/2033 †	1,859,974
		Selkirk Cogen Funding, Series A
USD	303,109	8.650% due 12/26/2007	303,444
		Southern Co, Series A, Senior Note
USD	3,200,000	5.300% due 01/15/2012	3,174,067
		Wachovia Capital Trust III
USD	3,500,000	5.800% due 03/15/2042	3,435,394

5

			Market
	Face		Value
Currency	Value		(Note 2)

		Wyeth
USD	3,200,000	5.450% due 04/01/2017	3,118,906
			55,399,917
		Supra National—4.8%
		European Investment Bank
NZD	22,580,000	6.000% due 07/15/2009	16,671,059
USD	16,000,000	4.625% due 03/21/2012	15,762,400
			32,433,459
		Nordic Investment Bank
USD	6,500,000	5.000% due 02/01/2017	6,399,230
			38,832,689
		United Kingdom—1.0%
		Diageo Capital
USD	3,200,000	5.125% due 01/30/2012	3,147,802
		HSBC Holdings
USD	1,400,000	6.500% due 05/02/2036	1,400,724
		Lloyds TSB
USD	3,500,000	6.267% due 05/14/2049 (1) (2) †	3,150,353
			7,698,879
		Norway—0.9%
		Eksportfinans A/S
USD	7,100,000	5.000% due 02/14/2012	7,080,830
		Chile—0.9%
		Celulosa Arauco y Constitucion
USD	3,600,000	7.750% due 09/13/2011	3,829,284
		Transelec SA
USD	3,000,000	7.875% due 04/15/2011	3,173,898
			7,003,182
		Sweden—0.9%
		Swedish Export Credit
USD	7,000,000	5.000% due 05/22/2009	7,000,917
		Mexico—0.5%
		Monterrey Power
USD	3,428,813	9.625% due 11/15/2009 †	3,694,546

6

			Market
	Face		Value
Currency	Value		(Note 2)

		Russia—0.4%
		Norilsk Nickel
USD	3,500,000	7.125% due 09/30/2009	3,552,045
		Brazil—0.4%
		Embraer Overseas
USD	3,500,000	6.375% due 01/24/2017	3,425,800
		Luxembourg—0.4%
		VTB Capital (Vneshtorgbank)
USD	3,300,000	5.955% due 08/01/2008 (1) †	3,291,915
		France—0.4%
		AXA SA
USD	2,700,000	8.600% due 12/15/2030	3,210,381
		Australia—0.3%
		BHP Billiton Finance
USD	2,400,000	5.400% due 03/29/2017	2,309,330

		Total Corporate Bonds (Cost $142,308,103)	142,500,431

FOREIGN GOVERNMENT BONDS—9.1%

		United Kingdom—3.9%
		United Kingdom
GBP	15,580,000	4.000% due 03/07/2009	30,905,942
		Australia—1.5%
		New South Wales Treasury
AUD	15,450,000	5.500% due 08/01/2014	12,425,157
		Iceland—1.2%
		Republic of Iceland
ISK	577,102,962	3.750% due 09/15/2014	9,997,170
		South Korea—1.2%
		Republic of Korea
USD	9,100,000	8.875% due 04/15/2008	9,331,586
		Sweden—0.7%
		Kingdom of Sweden
USD	6,000,000	4.875% due 01/19/2010	5,992,175
		Turkey—0.4%
		Turkey Trust
USD	3,000,000	Zero Coupon due 11/15/2007	2,958,024
		France—0.2%
		CCCE - Principal Certificate
USD	1,400,000	Zero Coupon due 05/01/2009	1,280,279

		Total Foreign Government Bonds (Cost $69,809,792)	72,890,333

7

			Market
	Face		Value
Currency	Value		(Note 2)

SHORT-TERM INVESTMENTS—5.4%
		Capital One Prime Auto Receivables Trust, Series 2007-1, Class A1
USD	8,900,000	5.344% due 06/15/2008	8,900,000
		Corp Andina de Fomento
USD	5,000,000	5.585% due 03/14/2008 (1)	5,000,000
		Federal Home Loan Bank
USD	6,000,000	4.625% due 08/08/2007	5,999,106
		Ford Credit Auto Owner Trust, Series 2007-A, Class A1
USD	8,300,000	5.349% due 07/15/2008 †	8,300,000
		Romania Government
RON	17,000,000	Zero Coupon due 03/12/2008	7,042,463
		Wachovia Auto Owner Trust, Series 2007-A, Class A1
USD	8,100,000	5.340% due 07/18/2008	8,100,000

		Total Short-Term Investments (Cost $42,685,526)	43,341,569

REPURCHASE AGREEMENT—4.0%

		United States—4.0%
USD	32,002,428	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $29,203,222 and an effective yield of 3.52%, collateralized by a U.S. Government Agency Obligation, with a rate of 4.50%, a maturity of 12/01/2020 and an aggregate market value of $29,784.498. (Cost $32,002,428)	32,002,428

		TOTAL INVESTMENTS — 128.0% (Cost $1,019,383,172)	1,024,708,365
		OTHER ASSETS AND LIABILITIES (NET) — (28.0%)	(224,037,209)
		TOTAL NET ASSETS — 100.0%	$800,671,156

Portfolio Footnotes:
(1)	Variable rate security.
(2)	Callable
*

TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $1,020,226,259.

8

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/01/2007	AUD	48,789,441	41,802,793	40,817,886	$984,907
11/02/2007	AUD	27,949,829	23,877,259	23,952,539	(75,280)
08/22/2007	BRL	31,185,000	16,617,699	15,816,156	801,543
10/19/2007	CAD	24,879,572	23,336,036	23,620,000	(283,964)
09/04/2007	EUR	39,324,000	53,889,216	53,376,772	512,444
09/21/2007	HUF	2,776,450,000	15,074,938	15,098,166	(23,228)
09/19/2007	ISK	462,540,000	7,480,366	7,252,119	228,247
10/31/2007	JPY	929,873,250	7,898,917	7,940,002	(41,085)
09/04/2007	MXN	290,120,000	26,464,525	26,824,790	(360,265)
09/07/2007	NZD	12,687,707	9,725,331	9,943,863	(218,532)
10/05/2007	PLN	22,500,000	8,138,269	8,183,812	(45,543)
10/26/2007	ZAR	54,800,000	7,625,202	7,945,253	(320,051)

Net unrealized appreciation on forward foreign exchange contracts to buy					$1,159,193

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/01/2007	AUD	48,789,441	41,802,793	42,057,410	$254,617
08/22/2007	BRL	31,185,000	16,617,699	16,354,599	(263,100)
10/19/2007	CAD	8,049,426	7,550,037	7,641,275	91,238
09/04/2007	EUR	22,280,000	30,532,289	30,604,588	72,299
08/08/2007	GBP	4,958,850	10,075,828	9,878,592	(197,236)
09/21/2007	HUF	2,776,450,000	15,074,938	15,218,839	143,901
09/19/2007	ISK	462,540,000	7,480,366	7,388,818	(91,548)
09/04/2007	MXN	290,120,000	26,464,525	26,348,289	(116,236)
09/07/2007	NZD	12,687,707	9,725,331	9,512,224	(213,107)
10/29/2007	NZD	9,892,797	7,549,165	7,890,000	340,835
10/05/2007	PLN	22,500,000	8,138,269	8,068,565	(69,704)
10/26/2007	ZAR	54,800,000	7,625,202	7,712,010	86,808

Net unrealized appreciation on forward foreign exchange contracts to sell					$38,767

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
ISK	— Icelandic Krona
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— Romanian Leu
USD	— United States Dollar
ZAR	— South African Rand

1

Julius Baer Funds

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
U.S. Government and Agency Obligations	54.9%	$439,271,496
Asset Backed Securities	36.8	294,702,108
Corporate Bonds	17.8	142,500,431
Foreign Government Bonds	9.1	72,890,333
Short Term Investments	5.4	43,341,569
Cash & Cash Equivalents	4.0	32,002,428
Total Investments	128.0	1,024,708,365
Other Assets and Liabilities (Net)	(28.0)	(224,037,209)
Net Assets	100.0%	$800,671,156

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

CORPORATE BONDS—64.7%

		United States—38.5%
		Advanced Medical Optics
USD	1,815,000	7.500% due 05/01/2017 (2)	1,660,725
		Airgas Inc
USD	1,070,000	6.250% due 07/15/2014 (2)	1,016,500
		Alliance Imaging
USD	530,000	7.250% due 12/15/2012 (2)	500,850
		Alliant Techsystems
USD	1,500,000	6.750% due 04/01/2016 (2)	1,428,750
		Alpha Natural Resources
USD	1,615,000	10.000% due 06/01/2012 (2)	1,655,375
		American Airlines Series 1999-1
USD	1,600,000	7.324% due 10/15/2009	1,584,302
		Calabash Re
USD	250,000	13.760% due 01/08/2010 (1) †	250,800
		Calpine Generating
USD	1,675,000	11.070% due 04/01/2010 (3) (1) (2)	469,000
		Carillon Ltd
USD	330,000	15.355% due 01/08/2010 (1) †	331,831
		Cascadia Ltd
USD	640,000	8.485% due 06/13/2008 (1) †	640,819
		Case New Holland
USD	460,000	6.000% due 06/01/2009	458,850
		Choctaw Resort Development Enterprise
USD	2,610,000	7.250% due 11/15/2019 † (2)	2,531,700
		Church & Dwight
USD	1,090,000	6.000% due 12/15/2012 (2)	1,019,150
		CMS Energy
USD	2,300,000	8.500% due 04/15/2011	2,434,534
		Community Health Systems
USD	1,000,000	8.875% due 07/15/2015 † (2)	976,250
		Constellation Brands
USD	635,000	7.250% due 09/01/2016	600,075
USD	300,000	7.250% due 05/15/2017 †	282,000
			882,075

1

			Market
	Face		Value
Currency	Value		(Note 2)

		Cooper-Standard Automotive
USD	1,500,000	7.000% due 12/15/2012 (2)	1,357,500
		DAE Aviation Holdings
USD	940,000	11.250% due 08/01/2015 † (2)	916,500
		Dex Media
USD	300,000	8.000% due 11/15/2013 (2)	295,500
		Dex Media West
USD	338,000	9.875% due 08/15/2013 (2)	356,590
		Dresser-Rand
USD	1,431,000	7.375% due 11/01/2014 (2)	1,380,915
		Eurus Ltd
USD	645,000	11.610% due 04/08/2009 (1) †	652,095
		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014 (2)	397,745
		Ford Motor
USD	1,540,000	7.125% due 11/15/2025	1,124,200
USD	1,500,000	7.450% due 07/16/2031	1,162,500
			2,286,700
		Ford Motor Credit
USD	1,000,000	7.375% due 02/01/2011	935,226
		Foundation Re
USD	1,100,000	7.310% due 01/06/2009 (1) †	1,078,550
		Freeport-McMoran Copper & Gold
USD	270,000	8.250% due 04/01/2015 (2)	283,500
USD	805,000	8.375% due 04/01/2017 (2)	847,262
			1,130,762
		General Motors
USD	2,550,000	8.375% due 07/15/2033	2,110,125
		Helix 04
USD	790,000	10.749% due 06/30/2009 (1) †	793,492
		Hertz Corp
USD	2,425,000	10.500% due 01/01/2016 (2)	2,522,000
		Hexcel Corp
USD	1,850,000	6.750% due 02/01/2015 (2)	1,766,750
		IASIS Healthcare Capital
USD	1,320,000	8.750% due 06/15/2014 (2)	1,273,800
		Intcomex Inc
USD	1,795,000	11.750% due 01/15/2011 (2)	1,839,875

2

			Market
	Face		Value
Currency	Value		(Note 2)

		Invacare Corp
USD	1,150,000	9.750% due 02/15/2015 (2)	1,098,250
		KB Home
USD	1,800,000	6.250% due 06/15/2015	1,503,000
		Koppers Holdings, Multi-Coupon
USD	1,236,000	9.875% due 11/15/2014 (1) (2)	1,047,510
		Level 3 Financing
USD	2,045,000	9.250% due 11/01/2014 (2)	1,963,200
		MacDermid Inc
USD	2,215,000	9.500% due 04/15/2017 † (2)	2,026,725
		Meritage Homes
USD	1,885,000	7.000% due 05/01/2014 (2)	1,611,675
		Mohegan Tribal Gaming Authority
USD	2,105,000	6.125% due 02/15/2013 (2)	1,973,437
		Mosaic Co
USD	1,390,000	7.625% due 12/01/2016 † (2)	1,403,900
		Mystic Realty
USD	550,000	11.660% due 12/05/2008 (1) †	544,362
		Newmarket Corp
USD	2,335,000	7.125% due 12/15/2016 (2)	2,259,113
		NRG Energy
USD	1,551,000	7.375% due 02/01/2016 (2)	1,500,593
		Qwest Corp
USD	1,500,000	7.875% due 09/01/2011	1,530,000
		Redwood Capital VII
USD	250,000	10.610% due 01/09/2008 (1) †	251,230
		RH Donnelley
USD	500,000	6.875% due 01/15/2013 (2)	452,500
USD	950,000	Series A-1, 6.875% due 01/15/2013 (2)	859,750
USD	345,000	Series A-2, 6.875% due 01/15/2013 (2)	312,225
			1,624,475
		Serena Software
USD	1,810,000	10.375% due 03/15/2016 (2)	1,855,250
		Service Corp International
USD	1,900,000	7.000% due 06/15/2017	1,738,500

3

			Market
	Face		Value
Currency	Value		(Note 2)

		Stanadyne Corp
USD	800,000	10.000% due 08/15/2014 (2)	812,000
		Sunguard Data Systems
USD	2,760,000	10.250% due 08/15/2015 (2)	2,773,800
		Tartan Capital
USD	675,000	8.360% due 01/07/2009 (1) * †	675,574
		Terex Corp
USD	840,000	7.375% due 01/15/2014 (2)	827,400
		Verso Paper
USD	1,965,000	9.125% due 08/01/2014 † (2)	1,979,738
		WCA Waste
USD	1,450,000	9.250% due 06/15/2014 (2)	1,464,500
		Wesco Distribution
USD	500,000	7.500% due 10/15/2017 (2)	477,500
		Wynn Las Vegas
USD	4,200,000	6.625% due 12/01/2014 (2)	3,916,500

			75,793,868
		Brazil—4.2%
		Cia Energetica de Sao Paulo
USD	350,000	9.250% due 08/11/2013 †	378,000
BRL	4,470,000	9.750% due 01/15/2015 †	2,603,775
			2,981,775
		Cosan Finance
USD	2,155,000	7.000% due 02/01/2017 †	1,987,987
		CSN Islands IX, Multi-Coupon
USD	350,000	10.500% due 01/15/2015	395,500
		ISA Capital do Brasil
USD	1,250,000	8.800% due 01/30/2017 †	1,262,500
		JBS SA
USD	500,000	10.500% due 08/04/2016 †	520,000
		Petrobras International
USD	1,000,000	8.375% due 12/10/2018	1,122,500

			8,270,262
		Canada—3.0%
		Aquila Inc
USD	970,000	7.750% due 06/15/2011	1,012,426

4

			Market
	Face		Value
Currency	Value		(Note 2)

		Gerdau Ameristeel
USD	1,000,000	10.375% due 07/15/2011 (2)	1,055,000
		Rogers Wireless
CAD	670,000	7.625% due 12/15/2011	676,840
USD	1,300,000	7.500% due 03/15/2015	1,389,132
			2,065,972
		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013	999,513
CAD	860,000	5.700% due 03/02/2017	746,523
			1,746,036
			5,879,434
		Norway—2.6%
		Biofuel Energy
USD	2,900,000	10.000% due 06/07/2012 (2)	2,900,000
		Ocean RIG
USD	2,200,000	9.360% due 04/04/2011 (1) (2) †	2,211,000

			5,111,000
		Russia—2.5%
		ALROSA Finance
USD	300,000	8.875% due 11/17/2014 †	329,250
USD	680,000	8.875% due 11/17/2014	746,368
			1,075,618
		Norilsk Nickel
USD	560,000	7.125% due 09/30/2009	568,327
		SibacademFinance (Ursabk)
USD	1,400,000	12.000% due 12/30/2011	1,505,756
		TNK-BP Finance
USD	1,025,000	7.500% due 07/18/2016 †	1,031,406
USD	890,000	6.625% due 03/20/2017 †	829,925
			1,861,331
			5,011,032
		Belgium—1.8%
		Telenet Group Holding, Multi-Coupon
USD	3,596,000	11.500% due 06/15/2014 (1) (2) †	3,470,140
		Australia—1.6%
		Australis Ltd
USD	495,000	9.005% due 03/24/2009 (1) †	496,980
		Sea Production
USD	2,600,000	9.610% due 02/14/2012 (1) (2) †	2,684,500

			3,181,480

5

			Market
	Face		Value
Currency	Value		(Note 2)

		Spain—1.5%
		Ono Finance
EUR	2,085,000	10.500% due 05/15/2014 (2)	2,975,349
		Denmark—1.3%
		Nordic Telephone
EUR	1,900,000	8.250% due 05/01/2016 (2) †	2,594,313
		United Kingdom—1.3%
		CEVA Group
EUR	780,000	10.000% due 12/01/2016 (2) †	859,501
		Global Crossing UK Finance
GBP	800,000	11.750% due 12/15/2014 (2)	1,698,794

			2,558,295
		Netherlands—1.2%
		Sensata Technologies
USD	2,580,000	8.000% due 05/01/2014 (2)	2,386,500
		New Zealand—0.8%
		International Bank Reconciliation & Development
NZD	2,200,000	6.375% due 07/15/2009	1,633,841
		Kazakhstan—0.8%
		Kazakhgold
USD	1,605,000	9.375% due 11/06/2013 (2)	1,563,544
		Supra National—0.7%
		European Investment Bank
NZD	1,800,000	6.000% due 07/15/2009	1,328,960
		Mexico—0.6%
		Axtel SAB
USD	1,170,000	7.625% due 02/01/2017 (2) †	1,114,425
		France—0.6%
		Europcar Groupe
EUR	400,000	8.125% due 05/15/2014 (2)	544,802
EUR	400,000	8.125% due 05/15/2014 (2) †	544,802
			1,089,604
		Ireland—0.5%
		Osiris Capital
USD	1,000,000	10.356% due 01/15/2010 (1) †	1,010,350
		Hungary—0.4%
		Invitel Holdings
EUR	598,879	12.459% due 04/15/2013 (1) (2) †	856,665
		Germany—0.4%
		Grohe Holding
EUR	600,000	8.625% due 10/01/2014 (2)	774,085

6

			Market
	Face		Value
Currency	Value		(Note 2)

		Japan—0.2%
		Akibare Ltd
USD	485,000	8.310% due 05/22/2012 (1) †	488,080
		Ukraine—0.2%
		Rodovid Bank
UAH	1,500,000	13.500% due 09/22/2009 (1)	302,984

		Total Corporate Bonds (Cost $129,741,534)	127,394,211

BANK LOANS—12.5%

		United States—9.4%
		Hawker Beechcraft
USD	117,021	5.260% due 03/28/2014	111,609
USD	1,379,521	7.357% due 03/28/2014	1,315,718
			1,427,327
		HBI Branded Apparel
USD	2,480,000	9.105% due 03/05/2014	2,429,160
		HCA Inc
USD	2,969,001	7.360% due 11/16/2012	2,845,675
		Helicon Cable Group
USD	2,150,000	8.360% due 07/05/2014	2,128,500
		Neff Rental
USD	2,430,000	8.896% due 11/20/2014	2,311,538
		Progressive Moulded
USD	2,100,000	10.858% due 08/16/2011	1,921,500
		Sandridge Energy
USD	1,000,000	8.625% due 04/01/2015	980,000
		Univision Communications
USD	3,429,530	7.610% due 09/29/2014	3,177,247
		W&T Offshore
USD	1,400,000	7.610% due 05/26/2010	1,382,500

			18,603,447
		Netherlands—1.9%
		Sensata Technologies Finance
EUR	529,717	7.110% due 04/26/2013	513,771
		UPC Broadband Holding
EUR	3,200,000	7.130% due 12/31/2014	3,145,000

			3,658,771

7

			Market
	Face		Value
Currency	Value		(Note 2)

		Canada—1.2%
		Great Canadian Gaming
CAD	2,510,875	6.860% due 02/13/2014	2,460,657

		Total Bank Loans (Cost $25,777,921)	24,722,875

COMMERCIAL PAPER—5.6%

		United States—5.6%
		Coca-Cola Co
USD	2,000,000	5.220% due 09/20/2007	1,985,500
		Johnson & Johnson
USD	2,000,000	5.180% due 09/07/2007 †	1,989,352
		Kraft Foods
USD	1,000,000	5.280% due 08/06/2007	999,267
		Starbucks Corp
USD	2,000,000	5.300% due 09/27/2007 †	1,983,217
		United Parcel Service
USD	2,000,000	5.190% due 08/31/2007 †	1,991,350
		Walt Disney
USD	2,000,000	5.260% due 08/03/2007	1,999,415
			10,948,101

		Total Commercial Paper (Cost $10,948,101)	10,948,101

FOREIGN GOVERNMENT BONDS—4.5%

		Brazil—2.0%
		Federative Republic of Brazil
BRL	4,980,000	10.000% due 01/01/2010	2,602,671
BRL	2,600,000	10.000% due 01/01/2012	1,337,983
			3,940,654
		Turkey—0.7%
		Republic of Turkey
TRY	1,700,000	10.000% due 02/15/2012	1,440,671

		Hungary—0.7%
		Republic of Hungary
HUF	250,000,000	6.500% due 08/12/2009	1,344,379

		Vietnam—0.6%
		Socialist Republic of Vietnam
USD	580,000	6.875% due 01/15/2016 †	587,250
USD	680,000	6.875% due 01/15/2016	685,478
			1,272,728
		Colombia—0.5%
		Republic of Columbia
COP	1,750,000,000	11.750% due 03/01/2010	940,767

		Total Foreign Government Bonds (Cost $8,017,822)	8,939,199

8

			Market
	Face		Value
Currency	Value		(Note 2)

SHORT-TERM INVESTMENTS—1.9%

		United States — 0.4%
		Javelin Re
USD	730,000	8.310% due 07/25/2008 (1) †	730,000

		Mexico — 1.5%
		Mexican Cetes
MXN	19,200,000	Zero Coupon due 11/22/2007	1,714,111
USD	532,300	15.187% due 11/22/2007	506,926
USD	880,000	21.217% due 11/22/2007	821,911
			3,042,948

		Total Short-Term Investments (Cost $3,780,914)	3,772,948
INVESTMENT FUNDS—1.8%

		Canada—1.8%

CAD	22,560	ARC Energy Trust	451,517
CAD	52,780	Contrans Income Fund	556,099
CAD	19,800	Labrador Iron ORE Royalty, Income Fund	646,618
CAD	26,570	NAL Oil & Gas Trust	319,014
CAD	21,690	Newalta Income Fund	461,528
CAD	20,100	Penn West Energy Trust	624,978
CAD	15,690	Vermilion Energy Trust	567,206
			3,626,960

		Total Investment Funds (Cost $3,367,945)	3,626,960

STRUCTURED NOTES—0.6%

		Dominican Republic—0.4%
		Dominican Republic, Issued by Standard Bank,
USD	500,000	16.000% due 07/20/2009 (1)	534,200
USD	313,632	16.000% due 07/27/2009 (1)	326,993
			861,193

		Ukraine—0.2%
		Nadra Bank, Issued by ING Bank,
UAH	1,800,000	12.420% due 02/01/2008	358,809

		Total Structured Notes (Cost $1,170,195)	1,220,002

ASSET BACKED SECURITIES—0.5%

		Fremont Home Loan Trust Series 2005-E, Class M5
USD	1,000,000	5.980% due 01/25/2036 (Cost $960,664) (1) (2)	872,964

9

			Market
	Face		Value
Currency	Value		(Note 2)

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%

		Bulgaria—0.1%
BGN	923,000	Bulgaria Registered Compensation Vouchers (Cost $365,634) *	259,662

UNFUNDED BANK LOANS—0.0%

		United States—0.0%
		Univision Communications
USD	220,470	1.000% due 09/29/2014 (Cost $159)	(16,218)

REPURCHASE AGREEMENT—7.5%

		United States—7.5%
USD	14,686,414	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $14,687,850 and an effective yield of 3.52%, collateralized by a U.S. Government Agency Obligation, with a rate of 4.50%, a maturity of 12/01/2020 and an aggregate market value of $14,981,078. (Cost $14,686,414)	14,686,414

		TOTAL INVESTMENTS — 99.7% (Cost $198,817,303)	196,427,118
		OTHER ASSETS AND LIABILITIES (NET) — 0.3%	548,781
		TOTAL NET ASSETS — 100.0%	$196,975,899

Portfolio Footnotes:
(1)	Variable rate security.
(2)	Callable
(3)	Defaulted Security.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $198,829,257.

10

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND ( FORMERLY THE JULIUS BAER GLOBAL HIGH YIELD BOND FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/02/2007	BRL	26,950,000	14,409,838	14,164,546	$245,292
09/28/2007	EUR	983,592	1,348,849	1,352,026	(3,177)
09/28/2007	EUR	280,000	383,978	388,004	(4,026)
09/28/2007	GBP	117,000	237,553	233,953	3,600
09/18/2007	IDR	4,755,000,000	514,792	500,000	14,792
10/31/2007	INR	75,294,000	1,858,018	1,800,000	58,018
09/28/2007	JPY	544,153,500	4,603,644	4,500,003	103,641
10/31/2007	JPY	588,600,226	4,999,934	5,000,000	(66)
09/28/2007	MXN	2,000,000	182,181	184,205	(2,024)
08/01/2007	TRY	1,700,000	1,330,672	1,211,258	119,414
11/06/2007	ZAR	6,173,440	857,677	800,000	57,677

Net unrealized appreciation on forward foreign exchange contracts to buy					$593,141

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/02/2007	BRL	26,950,000	14,409,838	13,982,905	$(426,933)
09/05/2007	BRL	12,500,000	6,645,433	6,589,352	(56,081)
09/28/2007	CAD	3,765,000	3,530,265	3,551,652	21,387
09/28/2007	EUR	7,385,000	10,127,420	10,018,519	(108,901)
09/28/2007	HUF	248,300,000	1,347,614	1,352,026	4,412
09/18/2007	IDR	4,755,000,000	514,791	505,851	(8,940)
09/28/2007	JPY	546,534,000	4,623,784	4,500,002	(123,782)
10/31/2007	JPY	588,600,226	4,999,934	4,992,366	(7,568)
09/28/2007	MXN	32,300,000	2,942,229	2,933,137	(9,092)
09/25/2007	NZD	3,860,000	2,954,261	3,037,936	83,675
08/01/2007	TRY	1,700,000	1,330,672	1,202,008	(128,664)
10/30/2007	TRY	1,860,000	1,412,328	1,408,131	(4,197)
11/06/2007	ZAR	6,173,440	857,677	814,073	(43,604)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(808,288)

Glossary of Currencies

BGN	—Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— United States Dollar
ZAR	— South African Rand

1

Julius Baer Funds

Julius Baer Global High Income Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Corporate Bonds	64.7%	$127,394,211
Bank Loans	12.5	24,706,657
Commercial Paper	5.6	10,948,101
Foreign Government Bonds	4.5	8,939,199
Short-Term Investments	1.9	3,772,948
Investment Funds	1.8	3,626,960
Structured Notes	0.6	1,220,002
Asset Backed Securities	0.5	872,964
Foreign Government Compensation Notes	0.1	259,662
Cash & Cash Equivalents	7.5	14,686,414	*
Total Investments	99.7	196,427,118
Other Assets and Liabilities (Net)	0.3	548,781	*
Net Assets	100.0%	$196,975,899

See Notes to Financial Statements.

*                 Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $(256,856) in market value for swaps, which is (0.1)% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MICROCAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—97.0%
Semiconductors & Semiconductor Equipment—14.1%
5,610	ATMI Inc *	162,577
24,870	MoSys Inc *	209,157
16,750	Photronics Inc *	234,835
5,300	Standard Microsystems *	176,967
15,550	Ultratech Inc *	194,997
		978,533
Health Care Equipment & Services—11.9%
6,580	Abaxis Inc *	119,756
9,870	ADAM Inc *	68,103
6,140	Cutera Inc *	139,624
8,840	Gentiva Health Services *	176,535
6,720	Kensey Nash *	164,035
5,700	SonoSite Inc *	161,310
		829,363
Diversified Financials—9.9%
11,725	Epoch Holding *	185,138
5,350	Evercore Partners - Class A	128,614
9,150	optionsXpress Holdings	228,842
13,460	TradeStation Group *	142,272
		684,866
Consumer Services—9.6%
10,690	BJ’s Restaurants *	213,800
20,914	Century Casinos *	184,252
2,930	PF Chang’s China Bistro *	95,928
4,500	Red Robin Gourmet Burgers *	173,565
		667,545
Banks—8.3%
5,490	Bridge Capital Holdings *	126,819
5,980	Seacoast Banking Corp of Florida	95,859
4,869	Southern Community Financial	38,709
7,432	TIB Financial	83,610
5,667	Vineyard National Bancorp	117,250
7,691	Virginia Commerce Bancorp *	112,212
		574,459
Technology Hardware & Equipment—7.6%
9,117	Daktronics Inc	193,827
12,720	Measurement Specialties *	279,967
3,500	Netezza Corp *	53,375
		527,169
Food, Beverage & Tobacco—5.5%
9,180	Green Mountain Coffee Roasters *	272,187
7,910	Jones Soda *	110,898
		383,085
Consumer Durables & Apparel—4.7%
8,540	Lifetime Brands	165,505
5,800	Movado Group	163,792
		329,297
Software & Services—4.1%
33,540	Broadcaster Inc *	72,782

1

10,820	Perficient Inc *	213,911
		286,693
Energy—3.8%
3,330	Carrizo Oil & Gas *	121,778
14,020	Quest Resource *	143,144
		264,922
Household & Personal Products—3.8%
7,970	WD-40 Co	264,524
Real Estate—3.7%
4,120	BRT Realty Trust REIT	82,524
13,320	Education Realty Trust REIT	175,158
		257,682
Transportation—3.4%
5,850	Macquarie Infrastructure	232,772
Materials—2.9%
8,950	Schweitzer-Mauduit International	204,329
Pharmaceuticals & Biotechnology—1.5%
3,640	Omrix Biopharmaceuticals *	104,395
Retailing—1.2%
5,610	hhgregg Inc *	79,943
Telecommunication Services—1.0%
1,890	Cbeyond Inc *	66,849

TOTAL COMMON STOCKS (Cost $6,785,456)		6,736,426

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.0%
Financial Services—2.0%
1,810	iShares Russell 2000 Index Fund (Cost $152,978)	139,551

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—0.2%
Financial Services—0.2%
12,226	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $12,227 and an effective yield of 3.52%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.50%, a maturity of 12/01/2020, and an aggregate market value of $16,526. (Cost $12,226)	12,226

TOTAL INVESTMENTS — 99.2% (Cost $6,950,660)			6,888,203
Other Assets and Liabilities (Net) — 0.8%			52,973
TOTAL NET ASSETS — 100.0%			$6,941,176

2

Notes to the Portfolio of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,948,889.

Glossary of Currencies

USD     — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Microcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Information Technology	25.8%	$1,792,396
Financials	23.9	1,656,557
Consumer Discretionary	15.5	1,076,785
Healthcare	13.4	933,758
Consumer Staples	9.3	647,610
Energy	3.8	264,922
Industrials	3.4	232,772
Materials	2.9	204,329
Telecommunications	1.0	66,849
Cash & Cash equivalents	0.2	12,225
Total Investments	99.2	6,888,203
Other Assets and Liabilities (Net)	0.8	52,973
Net Assets	100.0%	$6,941,176

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. SMALLCAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—100.2%
Software & Services—14.6%
3,700	Cognos Inc *	148,444
3,390	Digital River *	152,585
3,660	Factset Research Systems	241,523
20,260	Mentor Graphics *	243,323
7,300	THQ Inc *	209,948
		995,823
Health Care Equipment & Services—11.5%
9,120	Angiodynamics Inc *	171,182
4,270	ArthroCare Corp *	216,147
3,070	Healthways Inc *	134,159
4,310	Palomar Medical Technologies *	137,618
3,620	Psychiatric Solutions *	123,406
		782,512
Consumer Services—9.4%
3,790	Bright Horizons Family Solutions *	147,052
6,270	Cheesecake Factory *	154,367
2,030	Chipotle Mexican Grill - Class A *	179,330
3,390	Orient-Express Hotels	157,466
		638,215
Technology Hardware & Equipment—8.0%
4,480	Ciena Corp *	163,654
8,230	Daktronics Inc	174,970
6,150	Foundry Networks *	108,179
2,310	Riverbed Technology *	102,010
		548,813
Capital Goods—7.8%
6,740	Aecom Technology *	174,903
3,010	Baldor Electric	137,376
3,790	Goodman Global *	91,415
5,890	Hexcel Corp *	128,049
		531,743
Consumer Durables & Apparel—6.9%
6,070	Jarden Corp *	219,309
4,050	Lululemon Athletica - W/I *	130,167
2,330	Phillips-Van Heusen	121,300
		470,776
Banks—6.0%
5,090	Boston Private Financial	129,744
5,000	Signature Bank *	154,450
4,740	Western Alliance Bancorp *	124,710
		408,904
Diversified Financials—4.8%
4,750	Evercore Partners — Class A	114,190
8,470	optionsXpress Holdings	211,835
		326,025
Pharmaceuticals & Biotechnology—4.1%
4,330	Omrix Biopharmaceuticals *	124,184
1,830	Ventana Medical Systems *	152,512
		276,696

1

Real Estate—3.8%
4,070	CBL & Associates Properties REIT	129,792
10,190	Omega Healthcare Investors REIT	131,757
		261,549
Semiconductors & Semiconductor Equipment—3.8%
2,930	Hittite Microwave *	117,845
16,820	MoSys Inc *	141,456
		259,301
Commercial Services and Supplies—3.1%
2,420	Brady Corp - Class A	84,676
6,110	RSC Holdings *	129,715
		214,391
Energy—3.0%
3,020	Carrizo Oil & Gas *	110,441
8,600	Warren Resources *	93,568
		204,009
Media—2.9%
4,090	Morningstar Inc *	200,328
Household & Personal Products—2.8%
5,860	WD-40 Co	194,493
Retailing—2.3%
2,670	Guess? Inc	126,798
2,220	hhgregg Inc *	31,635
		158,433
Food & Staples Retailing—2.3%
5,720	United Natural Foods *	155,756
Materials—2.0%
1,700	RTI International Metals *	134,708
Telecommunication Services—1.1%
6,200	Paetec Holding *	73,160

TOTAL COMMON STOCKS (Cost $6,515,314)		6,835,635

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—1.1%
Financial Services—1.1%
73,441	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $73,448 and an effective yield of 3.520%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.50%, a maturity of 12/01/2020, and an aggregate market value of $78,450. (Cost $73,441)	73,441

TOTAL INVESTMENTS — 101.3% (Cost $6,588,755)			6,909,076
Other Assets and Liabilities (NET) — (1.3%)			(91,705)
TOTAL NET ASSETS — 100.0%			$6,817,371

2

Notes to the Portfolio of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,587,042.

Glossary of Currencies

USD     — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Smallcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Information Technology	26.5%	$1,803,935
Consumer Discretionary	21.5	1,467,753
Healthcare	15.5	1,059,210
Financials	14.6	996,477
Industrials	10.9	746,134
Consumer Staples	5.1	350,249
Energy	3.0	204,009
Materials	2.0	134,708
Telcommunications	1.1	73,160
Cash & Cash Equivalents	1.1	73,441
Total Investments	101.3	6,909,076
Other Assets and Liabilities (Net)	(1.3)	(91,705)
Net Assets	100.0%	$6,817,371

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MIDCAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—96.5%
Health Care Equipment & Services—12.1%
2,860	Cooper Companies	143,372
3,910	CR Bard	306,818
3,760	Express Scripts *	188,489
250	Intuitive Surgical *	53,152
2,060	Laboratory Corp of America *	152,131
		843,962
Software & Services—10.1%
14,000	Activision Inc *	239,540
3,110	Akamai Technologies *	105,616
3,640	Cognos Inc *	146,037
17,840	Mentor Graphics *	214,258
		705,451
Technology Hardware & Equipment—8.8%
6,390	Foundry Networks *	112,400
2,820	NCR Corp *	147,260
3,510	Network Appliance *	99,473
11,170	QLogic Corp *	148,449
2,400	Riverbed Technology *	105,984
		613,566
Diversified Financials—8.4%
1,780	Affiliated Managers Group *	201,140
8,690	E *Trade Financial *	160,939
1,470	IntercontinentalExchange Inc *	222,161
		584,240
Consumer Services—6.8%
6,480	Cheesecake Factory *	159,537
3,200	Weight Watchers International	155,264
1,610	Wynn Resorts *	155,462
		470,263
Retailing—6.4%
2,960	Guess? Inc	140,570
3,560	Nordstrom Inc	169,385
6,680	Urban Outfitters *	134,001
		443,956
Energy—5.5%
1,540	Holly Corporation	103,781
1,530	Noble Corp	156,764
2,260	Ultra Petroleum *	124,662
		385,207
Capital Goods—5.2%
2,570	Oshkosh Truck	147,132
2,520	Terex Corp *	217,350
		364,482
Materials—5.1%
8,270	Crown Holdings *	203,111
1,930	RTI International Metals *	152,933
		356,044
Pharmaceuticals & Biotechnology—5.1%
2,760	Allergan Inc	160,439

1

3,200	Celgene Corp *	193,792
		354,231
Semiconductors & Semiconductor Equipment—4.9%
9,150	Marvell Technology *	164,700
2,930	MEMC Electronic Materials *	179,668
		344,368
Telecommunication Services—4.4%
2,590	MetroPCS Communications *	94,846
2,540	NII Holdings - Class B *	213,411
		308,257
Consumer Durables & Apparel—4.0%
2,990	Jarden Corp *	108,029
1,940	Polo Ralph Lauren	173,339
		281,368
Commercial Services and Supplies—3.0%
4,410	Stericycle Inc *	211,415

Banks—2.5%
8,080	Colonial BancGroup	176,225
Real Estate—2.1%
1,540	Boston Properties REIT	145,515
Food & Staples Retailing—2.1%
3,880	Whole Foods Market	143,715

TOTAL COMMON STOCKS (Cost $6,285,367)		6,732,265

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—3.0%
Financial Services—3.0%
1,990	iShares Russell Midcap Index Fund (Cost $217,069)	208,890

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—0.8%
Financial Services—0.8%
55,335	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $55,340 and an effective yield of 3.52%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020, and an aggregate market value of $57,842. (Cost $55,335)	55,335

TOTAL INVESTMENTS — 100.3% (Cost $6,557,771)			6,996,490
Other Assets and Liabilities (NET) — (0.3%)			(18,826)
TOTAL NET ASSETS — 100.0%			$6,977,664

2

Notes to the Portfolio of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,559,232.

Glossary of Currencies

USD     — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Midcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Information Technology	23.8%	$1,663,386
Healthcare	17.2	1,198,193
Consumer Discretionary	17.1	1,195,587
Financials	16.0	1,114,870
Industrials	8.3	575,898
Energy	5.5	385,206
Materials	5.1	356,044
Telecommunications	4.4	308,257
Consumer Staples	2.1	143,715
Cash & Cash Equivalents	0.8	55,334
Total Investments	100.3	6,996,490
Other Assets and Liabilities (Net)	(0.3)	(18,826)
Net Assets	100.0%	$6,977,664

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MULTICAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—95.7%
Health Care Equipment & Services—14.0%
4,490	ArthroCare Corp *	227,285
3,650	CR Bard	286,415
1,930	Laboratory Corp of America *	142,531
2,500	Medco Health Solutions *	203,175
3,090	Medtronic Inc	156,570
		1,015,976
Technology Hardware & Equipment—12.3%
1,480	Apple Inc *	195,005
5,040	Cisco Systems *	145,706
5,320	Daktronics Inc	113,103
3,880	Hewlett-Packard	178,596
3,650	Network Appliance *	103,441
11,540	QLogic Corp *	153,367
		889,218
Diversified Financials—11.5%
1,890	Affiliated Managers Group *	213,570
2,150	American Express	125,861
8,900	E*Trade Financial *	164,828
1,320	IntercontinentalExchange Inc *	199,492
2,970	JPMorgan Chase	130,710
		834,461
Capital Goods—9.1%
1,980	Boeing Co	204,791
4,830	General Electric	187,211
3,630	United Technologies	264,881
		656,883
Software & Services—8.0%
10,350	Activision Inc *	177,089
3,470	Akamai Technologies *	117,841
340	Google Inc - Class A *	173,400
9,090	Mentor Graphics *	109,171
		577,501
Retailing—6.2%
2,570	Guess? Inc	122,049
5,230	Lowe’s Companies	146,492
3,790	Nordstrom Inc	180,328
		448,869
Telecommunication Services—5.2%
1,220	America Movil SAB de CV ADR - Class L	73,054
1,980	AT&T Inc	77,537
2,720	NII Holdings - Class B *	228,534
		379,125
Consumer Services—4.6%
6,620	Cheesecake Factory *	162,984
3,430	Weight Watchers International	166,424
		329,408
Pharmaceuticals & Biotechnology—4.5%
2,930	Celgene Corp *	177,441
1,990	Genentech Inc *	148,016
		325,457

1

Energy—4.5%
3,090	Carrizo Oil & Gas *	113,001
1,220	Holly Corporation	82,216
2,360	Ultra Petroleum *	130,178
		325,395
Banks—4.2%
7,710	Colonial BancGroup	168,155
2,860	Wachovia Corp	135,021
		303,176
Commercial Services and Supplies—3.1%
4,740	Stericycle Inc *	227,236
Semiconductors & Semiconductor Equipment—2.4%
9,500	Marvell Technology *	171,000
Household & Personal Products—2.3%
2,690	Procter & Gamble	166,403
Food & Staples Retailing—2.1%
4,110	Whole Foods Market	152,234
Materials—1.7%
1,560	RTI International Metals *	123,614

TOTAL COMMON STOCKS (Cost $6,693,751)		6,925,956

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—5.1%
Financial Services—5.1%
369,030	USD	State Street Bank & Trust Company Repurchase Agreement, dated 07/31/2007, due 08/01/2007, with a maturity value of $369,066 and an effective yield of 3.52%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020, and an aggregate market value of $380,105. (Cost $369,030)	369,030

TOTAL INVESTMENTS — 100.8% (Cost $7,062,781)			7,294,986
Other Assets and Liabilities (NET) — (0.8%)			(56,692)
TOTAL NET ASSETS — 100.0%			$7,238,294

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $7,062,854.

2

Glossary of Currencies

USD     — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Multicap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2007

(Percentage of Net Assets)

At July 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 1)

INDUSTRY SECTOR
Information Technology	22.6%	$1,637,719
Healthcare	18.5	1,341,432
Financials	15.7	1,137,636
Industrials	12.2	884,119
Consumer Discretionary	10.8	778,278
Telecommunications	5.3	379,125
Energy	4.5	325,395
Consumer Staples	4.4	318,638
Materials	1.7	123,615
Cash & Cash Equivalents	5.1	369,029
Total Investments	100.8	7,294,986
Other Assets and Liabilities (Net)	(0.8)	(56,692)
Net Assets	100.0%	$7,238,294

See Notes to Financial Statements.

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

a)  Portfolio valuation:  Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (the “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.  To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b)  Repurchase agreements:  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c)  Foreign currency:  The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d)  Forward foreign currency contracts:  Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e)  Financial Futures Contracts:  In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are listed on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts (see Note 5 for outstanding futures contracts at July 31, 2007).

f)  Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options. There were none for the period ended 07/31/07.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss.  When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. There were none for the period ended 07/31/07.

All the funds except the Total Return Bond Fund may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.  When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.  When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

g)  Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. These Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment advisor believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment advisor. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities.  Such risk involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The International Equity Fund and Global High Income Fund engaged in swap transactions during the period ending July 31, 2007.

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $14,955,221 at July 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,862,379 at July 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $14,970,953 at July 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,878,111 at July 31, 2007.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as unrealized depreciation of $35,700 at July 31, 2007.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional $1,660,000 amount multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation for open swap contracts of $152,806, at July 31, 2007.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional $1,000,000 amount multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation for open swap contracts of $90,960, at July 31, 2007.

A Credit Default Swap Agreement with Merrill Lynch whereby this Fund will receive the notional amount of $600,000 multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Grohe Holding, 8.625% due October 1, 2014. The value of the contract, which expires December 20, 2011 is unrealized depreciation for open swap contracts of $13,090, at July 31, 2007.

h)  Securities Lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC (“JBIM” or “Advisor”) to be creditworthy, subject to certain limitations.  Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral.  These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

i)  Securities transactions and investment income:  Securities transactions are recorded as of the trade date.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method.  Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

i)  Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

2.  Net Unrealized Tax Appreciation/Depreciation

At July 31, 2007, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$78,324,729	$7,974,680	$(2,351,648)	$5,623,032
International Equity Fund	17,269,687,170	8,218,862,935	(228,500,235)	7,990,362,700
International Equity Fund II	6,965,639,382	1,080,732,284	(85,062,295)	995,669,989
Total Return Bond Fund	1,020,226,259	8,189,166	(3,707,060)	4,482,106
Global High Income Fund	198,829,257	3,060,440	(5,462,579)	(2,402,139)
U.S. Microcap Fund	6,948,889	437,812	(498,498)	(60,686)
U.S. Smallcap Fund	6,587,042	669,765	(347,731)	322,034
U.S. Midcap Fund	6,559,232	816,603	(379,345)	437,258
U.S. Multicap Fund	7,062,854	677,795	(445,663)	232,132

3.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund’s investments in securities of these issuers for the six months ended July 31, 2007, is set forth below:

	Shares Held				Market Value
	July 31,	Purchases	Proceeds	Dividend	July 31,
Affiliate	2007	(Cost)	(Sales)	Income	2007
Agora SA	4,394,619	$19,779,153	$—	$2,418,923	$69,470,193
AIK Banka	412,158	6,827,905	—	208,070	82,247,822
Clear Media	31,906,602	1,513,557	—	—	32,415,523
Compania Hoteliera Intercont	62,668,800	6,988,428	—	—	7,817,144
Compa-Sibiu	13,835,700	897,240	—	—	10,426,887
Condmag	16,622,500	—	—	—	15,118,890
Dafora	67,182,500	8,148,435	—	—	26,188,037
Dragon Ukrainian Properties & Developement	10,201,398	20,402,796	—	—	25,808,540
Komercni Banka	2,126,273	72,577,130	4,984,781	15,126,869	422,217,832
Marine Farms	1,966,882	8,726,198	—	—	10,090,494
Medicilin AG	1,832,860	4,444,803	—	—	9,570,131
Royal UNIBREW	335,340	—	—	611,862	45,178,749
Spazio Investment	1,830,636	—	6,246,113	350,523	31,331,689
Stalexport SA	10,000,000	—	—	—	21,879,692
Steppe Cement	6,725,890	6,658,751	—	—	48,848,982
Tigar AD	130,820	—	—	63,851	5,092,804
Toza Markovic	78,160	4,264,296	—	—	3,888,564
Ukrinbank	1,328,616,000	—	—	—	10,623,614
Veropharm	720,589	12,963,272	—	—	30,697,091

4. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

5. Financial Futures Contracts

The following financial futures contracts were outstanding as of July 31, 2007:

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
Global Equity Fund:
	09/07	3	TOPIX Index	Long	$429,975	$(18,781)
	08/07	21	CAC 40 EUR	Long	1,657,055	(100,220)
	09/07	6	DAX INDEX	Long	1,563,364	(59,526)
	09/07	2	NIKKEI 225	Long	171,400	(10,783)
	09/07	10	DJ Euro Stoxx	Long	592,438	(26,521)
						$(215,831)

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund:
	08/07	5948	CAC 40 EUR	Long	$469,340,967	$(28,386,021)
	09/07	48	DAX INDEX	Short	12,506,909	266,294
	09/07	674	TOPIX Index	Long	96,601,100	(4,050,032)
	09/07	3174	DJ Euro Stoxx	Short	188,039,910	4,852,029
	08/07	30	H-Shares Index	Short	1,500	(86,722)
	08/07	17	Hang Seng Index	Short	850	(65,713)
	09/07	19	KOSPI2 Index	Short	9,500,000	(76,659)
	08/07	72	MSCI Taiwan Index	Short	7,200	(2,025)
	08/07	45	TAIEX	Short	9,000	(63,065)
	08/07	54	Electronics SEC	Short	216,000	(58,316)
	08/07	454	S&P CNX NIFTY	Short	22,700	(59,160)
						$(27,729,390)

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:
	08/07	2011	CAC 40 EUR	Long	$158,682,697	$(9,597,224)
	09/07	190	TOPIX Index	Long	27,231,764	(1,141,709)
	09/07	12	DAX INDEX	Short	3,126,727	66,573
	09/07	982	DJ Euro Stoxx	Short	58,177,439	1,501,832
						$(9,170,528)

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the Registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule
30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.